SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                              [ ]

Post-Effective Amendment No.       8        (File No. 333-00519)         [X]
                               ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             12       (File No. 811-07511)         [X]
                               ---------

                        (Check appropriate box or boxes)

                         ACL VARIABLE ANNUITY ACCOUNT 2
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                    American Centurion Life Assurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

20 Madison Avenue Extension, Albany NY                             12203
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)            (Zip Code)

Depositor's Telephone Number, including Area Code              (612) 671-3794
--------------------------------------------------------------------------------

       James M. Odland, 50583 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[x] on May 1, 2003 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
MAY 1, 2003


AMERICAN CENTURION LIFE

ACL PERSONAL PORTFOLIO PLUS(2)

ACL PERSONAL PORTFOLIO

VARIABLE ANNUITY


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ACL VARIABLE ANNUITY ACCOUNT 2


ISSUED BY: AMERICAN CENTURION LIFE ASSURANCE COMPANY (AMERICAN CENTURION LIFE)
           20 Madison Avenue Extension

           P.O. Box 5555
           Albany, NY 12205-0555

           Telephone: (800) 504-0469

This prospectus contains information that you should know before investing. Prospectuses are also available for:

ACL Personal Portfolio Plus(2):

-  American Express(R) Variable Portfolio Funds

-  AIM Variable Insurance Funds


-  American Century(R) Variable Portfolios, Inc.


-  Janus Aspen Series: Institutional Shares


-  Oppenheimer Variable Account Funds

-  PIMCO Advisors VIT


-  Putnam Variable Trust - Class IB Shares

ACL Personal Portfolio:

-  American Express(R) Variable Portfolio Funds

-  AIM Variable Insurance Funds


-  PIMCO Advisors VIT


-  Putnam Variable Trust - Class IA Shares

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting American Centurion Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.


This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. American Centurion Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


American Centurion Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

       ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                                      3
THE CONTRACT IN BRIEF                                                          4
EXPENSE SUMMARY                                                                5
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                    8
FINANCIAL STATEMENTS                                                          11
PERFORMANCE INFORMATION                                                       11
THE VARIABLE ACCOUNT AND THE FUNDS                                            12
THE FIXED ACCOUNT                                                             16
BUYING YOUR CONTRACT                                                          17
CHARGES                                                                       18
VALUING YOUR INVESTMENT                                                       20
MAKING THE MOST OF YOUR CONTRACT                                              21
WITHDRAWALS                                                                   24
CHANGING OWNERSHIP                                                            24
BENEFITS IN CASE OF DEATH                                                     24
THE ANNUITY PAYOUT PERIOD                                                     26
TAXES                                                                         27
VOTING RIGHTS                                                                 29
SUBSTITUTION OF INVESTMENTS                                                   29
ABOUT THE SERVICE PROVIDERS                                                   30
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION                                         31


       ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.


AMERICAN CENTURION LIFE: In this prospectus, "we," "us," "our" and "American Centurion Life" refer to American Centurion Life Assurance Company.


ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-  Roth IRAs under Section 408A of the Code

-  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

       ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- PROSPECTUS

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value.

Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use the contract to fund a retirement plan that is tax deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contract has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 12)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 16)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 17)

MINIMUM ADDITIONAL PURCHASE PAYMENTS:

    $2,000 initial payment.
    $50 for additional payments.

MAXIMUM TOTAL PURCHASE PAYMENTS* (without prior approval):

     $1,000,000

* This limit applies in total to all American Centurion Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 22)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if withdrawals are made prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 24)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 24)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 24)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. (p. 26)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 27)


CHARGES: We assess certain charges in connection with your contract:

-  $30 annual contract administrative charge;

- 0.15% variable account administrative charge (if you make allocations to one or more subaccounts);

- 1.25% mortality and expense risk fee (if you make allocations to one or more subaccounts);

-  withdrawal charge; and

-  the operating expenses of the funds in which the subaccounts invest.

        ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- PROSPECTUS

EXPENSE SUMMARY


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE
(Contingent deferred sales charge as a percentage of purchase payments withdrawn)


           YEARS FROM PURCHASE           WITHDRAWAL CHARGE
             PAYMENT RECEIPT                PERCENTAGE
                    1                            7%
                    2                            6
                    3                            5
                    4                            4
                    5                            3
                    6                            2
                    7                            1
                    Thereafter                   0


THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

PERIODIC EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                           $ 30
(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)


ANNUAL VARIABLE ACCOUNT EXPENSES

(as a percentage of average subaccount value)



VARIABLE ACCOUNT ADMINISTRATIVE CHARGE                                          0.15%

MORTALITY AND EXPENSE RISK FEE                                                  1.25%

TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES                                          1.40%



ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS
(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                     MINIMUM     MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements           .52%        1.09%



        ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                        GROSS TOTAL
                                                                        MANAGEMENT   12b-1     OTHER      ANNUAL
                                                                           FEES       FEES    EXPENSES   EXPENSES
AXP(R) Variable Portfolio -
       Bond Fund                                                            .60%       .13%      .07%         .80%(1)
       Capital Resource Fund                                                .62        .13       .05          .80(1)
       Cash Management Fund                                                 .51        .13       .05          .69(1)
       International Fund                                                   .84        .13       .10         1.07(1)
       Managed Fund                                                         .60        .13       .04          .77(1)
       NEW DIMENSIONS FUND(R)                                               .61        .13       .05          .79(1)
       Strategy Aggressive Fund                                             .62        .13       .06          .81(1)
AIM V.I.
       Core Equity Fund, Series I Shares                                    .61         --       .17          .78(2)
       International Growth Fund, Series I Shares                           .74         --       .35         1.09(2)
       Premier Equity Fund, Series I Shares                                 .61         --       .24          .85(2)
American Century(R) Variable Portfolios, Inc.
       VP Income & Growth, Class I                                          .70         --        --          .70(3)
       VP Value, Class I                                                    .95         --        --          .95(3)
Janus Aspen Series
       Balanced Portfolio: Institutional Shares                             .65         --       .02          .67(4)
       Worldwide Growth Portfolio: Institutional Shares                     .65         --       .05          .70(4)
OpCap
       Equity Portfolio                                                     .80         --       .16          .96(5)
       Managed Portfolio                                                    .79         --       .09          .88(5)
       Small Cap Portfolio                                                  .80         --       .11          .91(5)
       U.S. Government Income Portfolio                                     .60         --       .37          .97(5)
Oppenheimer Variable Account Funds
       Capital Appreciation Fund/VA                                         .65         --       .01          .66(6)
       High Income Fund/VA                                                  .74         --       .03          .77(6)
Putnam Variable Trust
       Putnam VT Diversified Income Fund - Class IA Shares                  .69         --       .13          .82(6)
       Putnam VT Diversified Income Fund - Class IB Shares                  .69        .25       .13         1.07(6)
       Putnam VT Growth and Income Fund - Class IA Shares                   .48         --       .04          .52(6)
       Putnam VT Growth and Income Fund - Class IB Shares                   .48        .25       .04          .77(6)
       Putnam VT High Yield Fund - Class IA Shares                          .68         --       .10          .78(6)
       Putnam VT High Yield Fund - Class IB Shares                          .68        .25       .10         1.03(6)
       Putnam VT New Opportunities Fund - Class IA Shares                   .57         --       .06          .63(6)
       Putnam VT Voyager Fund - Class IB Shares                             .54        .25       .06          .85(6)



We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.


(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

(2) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Annualized operating expenses of Funds at Dec. 31, 2002. The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.

(4) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2002. All expenses are shown without the effect of expense offset arrangements.

(5) Figures in "Other expenses" are inclusive of expenses offset by earning credits from custodian bank.

(6) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

        ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. This example assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on this assumption, your costs would be:

                                                                                       IF YOU DO NOT SURRENDER YOUR CONTRACT
                                          IF YOU SURRENDER YOUR CONTRACT              OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                     AT THE END OF THE APPLICABLE TIME PERIOD:     ANNUITY PAYOUT PLAN AT THE END OF TIME PERIOD:
                                   1 YEAR       3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS      5 YEARS     10 YEARS
                                  $ 962.91   $ 1,307.59  $ 1,678.39  $ 2,928.12    $ 262.91    $ 807.59   $ 1,378.39   $ 2,928.12

MINIMUM EXPENSES. This example assumes the minimum fees and expenses of any of the funds. Although your actual costs maybe higher or lower, based on this assumption, your costs would be:

                                                                                       IF YOU DO NOT SURRENDER YOUR CONTRACT
                                          IF YOU SURRENDER YOUR CONTRACT               OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                     AT THE END OF THE APPLICABLE TIME PERIOD:      ANNUITY PAYOUT PLAN AT THE END OF TIME PERIOD:
                                  1 YEAR       3 YEARS      5 YEARS     10 YEARS    1 YEAR     3 YEARS       5 YEARS      10 YEARS
                                 $ 904.49   $ 1,131.77   $ 1,384.68   $ 2,339.38   $ 204.49   $ 631.77    $ 1,084.68    $ 2,339.38


* In these examples, the $30 contract administrative charge is approximated as a .075% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.


        ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.

YEAR ENDED DEC. 31,                                                             2002     2001     2000     1999     1998     1997
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ISI(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                $ 1.08   $ 1.01   $ 0.97   $ 0.97   $ 0.97   $ 1.00
Accumulation unit value at end of period                                      $ 1.12   $ 1.08   $ 1.01   $ 0.97   $ 0.97   $ 0.97
Number of accumulation units outstanding at end of period (000 omitted)          794      943    1,016      898      566       --
Ratio of operating expense to average net assets                                1.40%    1.40%    1.40%    1.40%    1.40%      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ICR(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                $ 0.99   $ 1.23   $ 1.51   $ 1.24   $ 1.01   $ 1.00
Accumulation unit value at end of period                                      $ 0.76   $ 0.99   $ 1.23   $ 1.51   $ 1.24   $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)          650      963      970      861      753       --
Ratio of operating expense to average net assets                                1.40%    1.40%    1.40%    1.40%    1.40%      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IMS(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                $ 1.08   $ 1.05   $ 1.01   $ 1.01   $ 1.00   $ 1.00
Accumulation unit value at end of period                                      $ 1.07   $ 1.08   $ 1.05   $ 1.01   $ 1.01   $ 1.00
Number of accumulation units outstanding at end of period (000 omitted)           47       50       59       --       13       --
Ratio of operating expense to average net assets                                1.40%    1.40%    1.40%    1.40%    1.40%      --
Simple yield(2)                                                                (0.65%)   0.15%    4.50%    4.53%    3.29%      --
Compound yield(2)                                                              (0.65%)   0.15%    4.60%    4.63%    3.34%      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IIE(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                $ 0.83   $ 1.18   $ 1.60   $ 1.11   $ 0.97   $ 1.00
Accumulation unit value at end of period                                      $ 0.67   $ 0.83   $ 1.18   $ 1.60   $ 1.11   $ 0.97
Number of accumulation units outstanding at end of period (000 omitted)          231      257      192      143       56       --
Ratio of operating expense to average net assets                                1.40%    1.40%    1.40%    1.40%    1.40%      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IMG(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                $ 1.03   $ 1.17   $ 1.22   $ 1.07   $ 0.97   $ 1.00
Accumulation unit value at end of period                                      $ 0.89   $ 1.03   $ 1.17   $ 1.22   $ 1.07   $ 0.97
Number of accumulation units outstanding at end of period (000 omitted)        2,318    2,216    2,219    1,962    1,650       --
Ratio of operating expense to average net assets                                1.40%    1.40%    1.40%    1.40%    1.40%      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IGD(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                $ 1.10   $ 1.34   $ 1.50   $ 1.15   $ 1.00       --
Accumulation unit value at end of period                                      $ 0.85   $ 1.10   $ 1.34   $ 1.50   $ 1.15       --
Number of accumulation units outstanding at end of period (000 omitted)          155      151      119       88        4       --
Ratio of operating expense to average net assets                                1.40%    1.40%    1.40%    1.40%    1.40%      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IAG(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                $ 0.83   $ 1.26   $ 1.57   $ 0.93   $ 0.92   $ 1.00
Accumulation unit value at end of period                                      $ 0.56   $ 0.83   $ 1.26   $ 1.57   $ 0.93   $ 0.92
Number of accumulation units outstanding at end of period (000 omitted)          511      626      438      427      269       --
Ratio of operating expense to average net assets                                1.40%    1.40%    1.40%    1.40%    1.40%      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IGN(3) (INVESTING IN SHARES OF AIM V.I. CORE EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                $ 0.98   $ 1.28   $ 1.52   $ 1.15   $ 1.00       --
Accumulation unit value at end of period                                      $ 0.81   $ 0.98   $ 1.28   $ 1.52   $ 1.15       --
Number of accumulation units outstanding at end of period (000 omitted)          866      932      724      381        6       --
Ratio of operating expense to average net assets                                1.40%    1.40%    1.40%    1.40%    1.40%      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IIN(3) (INVESTING IN SHARES OF AIM V.I. INTERNATIONAL GROWTH FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                $ 0.87   $ 1.15   $ 1.59   $ 1.04   $ 1.00       --
Accumulation unit value at end of period                                      $ 0.72   $ 0.87   $ 1.15   $ 1.59   $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)          270      344      266      230        4       --
Ratio of operating expense to average net assets                                1.40%    1.40%    1.40%    1.40%    1.40%      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IVA(3) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                $ 1.08   $ 1.25   $ 1.48   $ 1.16   $ 1.00       --
Accumulation unit value at end of period                                      $ 0.74   $ 1.08   $ 1.25   $ 1.48   $ 1.16       --
Number of accumulation units outstanding at end of period (000 omitted)          703      889      761      482        8       --
Ratio of operating expense to average net assets                                1.40%    1.40%    1.40%    1.40%    1.40%      --
---------------------------------------------------------------------------------------------------------------------------------

        ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- PROSPECTUS

YEAR ENDED DEC. 31,                                                             2002     2001     2000     1999     1998     1997
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IIG(3) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP INCOME & GROWTH, CLASS I)
Accumulation unit value at beginning of period                                $ 1.02   $ 1.13   $ 1.28   $ 1.10   $ 1.00       --
Accumulation unit value at end of period                                      $ 0.81   $ 1.02   $ 1.13   $ 1.28   $ 1.10       --
Number of accumulation units outstanding at end of period (000 omitted)          389      403      278      180        8       --
Ratio of operating expense to average net assets                                1.40%    1.40%    1.40%    1.40%    1.40%      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IVL(3) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE, CLASS I)
Accumulation unit value at beginning of period                                $ 1.26   $ 1.13   $ 0.97   $ 1.00   $ 1.00       --
Accumulation unit value at end of period                                      $ 1.09   $ 1.26   $ 1.13   $ 0.97   $ 1.00       --
Number of accumulation units outstanding at end of period (000 omitted)          184      192      199      116        3       --
Ratio of operating expense to average net assets                                1.40%    1.40%    1.40%    1.40%    1.40%      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ISB(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES BALANCED PORTFOLIO: INSTITUTIONAL SHARES)
Accumulation unit value at beginning of period                                $ 1.31   $ 1.39   $ 1.44   $ 1.15   $ 1.00       --
Accumulation unit value at end of period                                      $ 1.21   $ 1.31   $ 1.39   $ 1.44   $ 1.15       --
Number of accumulation units outstanding at end of period (000 omitted)        3,214    3,536    3,145    1,783       37       --
Ratio of operating expense to average net assets                                1.40%    1.40%    1.40%    1.40%    1.40%      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IWG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO: INSTITUTIONAL SHARES)
Accumulation unit value at beginning of period                                $ 1.16   $ 1.51   $ 1.82   $ 1.12   $ 1.00       --
Accumulation unit value at end of period                                      $ 0.85   $ 1.16   $ 1.51   $ 1.82   $ 1.12       --
Number of accumulation units outstanding at end of period (000 omitted)          677      746      648      280       11       --
Ratio of operating expense to average net assets                                1.40%    1.40%    1.40%    1.40%    1.40%      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IEQ(3) (INVESTING IN SHARES OF OPCAP EQUITY PORTFOLIO)
(PREVIOUSLY OCC ACCUMULATION TRUST EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                $ 1.03   $ 1.13   $ 1.04   $ 1.03   $ 1.00       --
Accumulation unit value at end of period                                      $ 0.80   $ 1.03   $ 1.13   $ 1.04   $ 1.03       --
Number of accumulation units outstanding at end of period (000 omitted)          149      162      164      101        3       --
Ratio of operating expense to average net assets                                1.40%    1.40%    1.40%    1.40%    1.40%      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IMD(4) (INVESTING IN SHARES OF OPCAP MANAGED PORTFOLIO)
(PREVIOUSLY OCC ACCUMULATION TRUST MANAGED PORTFOLIO)
Accumulation unit value at beginning of period                                $ 1.15   $ 1.22   $ 1.13   $ 1.09   $ 1.03   $ 1.00
Accumulation unit value at end of period                                      $ 0.94   $ 1.15   $ 1.22   $ 1.13   $ 1.09   $ 1.03
Number of accumulation units outstanding at end of period (000 omitted)          989    1,278    1,378    1,293    1,274       --
Ratio of operating expense to average net assets                                1.40%    1.40%    1.40%    1.40%    1.40%      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ISC(3) (INVESTING IN SHARES OF OPCAP SMALL CAP PORTFOLIO)
(PREVIOUSLY OCC ACCUMULATION TRUST SMALL CAP PORTFOLIO)
Accumulation unit value at beginning of period                                $ 1.50   $ 1.41   $ 0.99   $ 1.02   $ 1.00       --
Accumulation unit value at end of period                                      $ 1.16   $ 1.50   $ 1.41   $ 0.99   $ 1.02       --
Number of accumulation units outstanding at end of period (000 omitted)          148      177      187      125        8       --
Ratio of operating expense to average net assets                                1.40%    1.40%    1.40%    1.40%    1.40%      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IUS(1) (INVESTING IN SHARES OF OPCAP U.S. GOVERNMENT INCOME PORTFOLIO)
(PREVIOUSLY OCC ACCUMULATION TRUST U.S. GOVERNMENT INCOME PORTFOLIO)
Accumulation unit value at beginning of period                                $ 1.20   $ 1.14   $ 1.05   $ 1.08   $ 1.01   $ 1.00
Accumulation unit value at end of period                                      $ 1.30   $ 1.20   $ 1.14   $ 1.05   $ 1.08   $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)          812      974      986    1,070    1,042       --
Ratio of operating expense to average net assets                                1.40%    1.40%    1.40%    1.40%    1.40%      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IGR(3) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA)
Accumulation unit value at beginning of period                                $ 1.35   $ 1.56   $ 1.59   $ 1.14   $ 1.00       --
Accumulation unit value at end of period                                      $ 0.97   $ 1.35   $ 1.56   $ 1.59   $ 1.14       --
Number of accumulation units outstanding at end of period (000 omitted)          657      742      507      329       12       --
Ratio of operating expense to average net assets                                1.40%    1.40%    1.40%    1.40%    1.40%      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IHI(3) (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA)
Accumulation unit value at beginning of period                                $ 1.02   $ 1.02   $ 1.07   $ 1.04   $ 1.00       --
Accumulation unit value at end of period                                      $ 0.99   $ 1.02   $ 1.02   $ 1.07   $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)          318      408      344      253        6       --
Ratio of operating expense to average net assets                                1.40%    1.40%    1.40%    1.40%    1.40%      --
---------------------------------------------------------------------------------------------------------------------------------


   ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- PROSPECTUS

YEAR ENDED DEC. 31,                                                             2002     2001     2000     1999     1998     1997
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IDI(4) (INVESTING IN SHARES OF PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IA SHARES)
Accumulation unit value at beginning of period                                $ 1.00   $ 0.98   $ 0.99   $ 0.99   $ 1.01   $ 1.00
Accumulation unit value at end of period                                      $ 1.05   $ 1.00   $ 0.98   $ 0.99   $ 0.99   $ 1.01
Number of accumulation units outstanding at end of period (000 omitted)          372      472      546      605      662       --
Ratio of operating expense to average net assets                                1.40%    1.40%    1.40%    1.40%    1.40%      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IPD(3) (INVESTING IN SHARES OF PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                $ 1.03   $ 1.01   $ 1.03   $ 1.02   $ 1.00       --
Accumulation unit value at end of period                                      $ 1.08   $ 1.03   $ 1.01   $ 1.03   $ 1.02       --
Number of accumulation units outstanding at end of period (000 omitted)          546      676      553      428       14       --
Ratio of operating expense to average net assets                                1.40%    1.40%    1.40%    1.40%    1.40%      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IGI(4) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IA SHARES)
Accumulation unit value at beginning of period                                $ 1.20   $ 1.30   $ 1.21   $ 1.21   $ 1.07   $ 1.00
Accumulation unit value at end of period                                      $ 0.96   $ 1.20   $ 1.30   $ 1.21   $ 1.21   $ 1.07
Number of accumulation units outstanding at end of period (000 omitted)          878    1,284    1,528    1,585    1,538       --
Ratio of operating expense to average net assets                                1.40%    1.40%    1.40%    1.40%    1.40%      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IPG(3) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                $ 1.04   $ 1.13   $ 1.06   $ 1.06   $ 1.00       --
Accumulation unit value at end of period                                      $ 0.83   $ 1.04   $ 1.13   $ 1.06   $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)        1,621    1,769    1,720      866       17       --
Ratio of operating expense to average net assets                                1.40%    1.40%    1.40%    1.40%    1.40%      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IHY(4) (INVESTING IN SHARES OF PUTNAM VT HIGH YIELD FUND - CLASS IA SHARES)
Accumulation unit value at beginning of period                                $ 0.91   $ 0.89   $ 0.99   $ 0.94   $ 1.02   $ 1.00
Accumulation unit value at end of period                                      $ 0.90   $ 0.91   $ 0.89   $ 0.99   $ 0.94   $ 1.02
Number of accumulation units outstanding at end of period (000 omitted)          473      674      770      859    1,150       --
Ratio of operating expense to average net assets                                1.40%    1.40%    1.40%    1.40%    1.40%      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IPH(3) (INVESTING IN SHARES OF PUTNAM VT HIGH YIELD FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                $ 1.00   $ 0.98   $ 1.08   $ 1.04   $ 1.00       --
Accumulation unit value at end of period                                      $ 0.98   $ 1.00   $ 0.98   $ 1.08   $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)          263      324      305      235       14       --
Ratio of operating expense to average net assets                                1.40%    1.40%    1.40%    1.40%    1.40%      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INO(4) (INVESTING IN SHARES OF PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES)
Accumulation unit value at beginning of period                                $ 1.09   $ 1.57   $ 2.16   $ 1.29   $ 1.05   $ 1.00
Accumulation unit value at end of period                                      $ 0.75   $ 1.09   $ 1.57   $ 2.16   $ 1.29   $ 1.05
Number of accumulation units outstanding at end of period (000 omitted)          317      513      516      471      411       --
Ratio of operating expense to average net assets                                1.40%    1.40%    1.40%    1.40%    1.40%      --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IPV(3) (INVESTING IN SHARES OF PUTNAM VT VOYAGER FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                $ 1.14   $ 1.50   $ 1.82   $ 1.17   $ 1.00       --
Accumulation unit value at end of period                                      $ 0.83   $ 1.14   $ 1.50   $ 1.82   $ 1.17       --
Number of accumulation units outstanding at end of period (000 omitted)        1,116    1,324    1,073      538       14       --
Ratio of operating expense to average net assets                                1.40%    1.40%    1.40%    1.40%    1.40%      --
---------------------------------------------------------------------------------------------------------------------------------



(1)  Operations commenced on Oct. 24, 1997.


(2) Net of annual contract administrative charge and mortality and expense risk fee.

(3)  Operations commenced on Nov. 4, 1998.


(4)  Operations commenced on Oct. 27, 1997.


       ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- PROSPECTUS

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.


PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

-  contract administrative charge,

-  variable account administrative charge,

-  mortality and expense risk fee, and

- withdrawal charge (assuming a full withdrawal at the end of the illustrated period).

We also show optional total return quotations that do not reflect a withdrawal charge deduction (assuming no withdrawal). We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

       ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS


You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:



                                          AVAILABLE UNDER     AVAILABLE UNDER
                                          ACL PERSONAL        ACL PERSONAL      INVESTMENT OBJECTIVES
SUBACCOUNT  INVESTING IN                  PORTFOLIO PLUS(2)   PORTFOLIO         AND POLICIES                INVESTMENT ADVISER
ISI         AXP(R) Variable               Yes                 Yes               Objective: high level of    IDS Life Insurance
            Portfolio - Bond Fund                                               current income while        Company,
                                                                                conserving the value of     (IDS Life), adviser;
            (effective 6-27-03                                                  the investment and          AmericanExpress
            AXP(R) Variable Portfolio -                                         continuing a high level     Financial Corporation
            Bond Fund will change to                                            of income for the longest   (AEFC), subadviser.
            AXP(R) Variable Portfolio -                                         time period. Invests
            Diversified Bond Fund)                                              primarily in bonds and
                                                                                other debt obligations.

ICR         AXP(R) Variable Portfolio -   Yes                 Yes               Objective: capital          IDS Life, adviser;
            Capital Resource Fund                                               appreciation. Invests       AEFC, subadviser.
                                                                                primarily in U.S. common
                                                                                stocks and other
                                                                                securities convertible
                                                                                into common stocks.

IMS         AXP(R) Variable Portfolio -   Yes                 Yes               Objective: maximum          IDS Life, adviser;
            Cash Management Fund                                                current income consistent   AEFC, subadviser.
                                                                                with liquidity and
                                                                                stability of principal.
                                                                                Invests primarily in
                                                                                money market securities.

IIE         AXP(R) Variable Portfolio -   Yes                 Yes               Objective: capital          IDS Life, adviser;
            International Fund                                                  appreciation. Invests       AEFC, subadviser;
                                                                                primarily in common         American Express
                                                                                stocks or convertible       Asset Management
                                                                                securities of foreign       International, Inc.,
                                                                                issuers that offer strong   a wholly-owned
                                                                                growth potential.           subsidiary of AEFC,
                                                                                                            subadviser.

IMG         AXP(R) Variable Portfolio -   Yes                 Yes               Objective: maximum total    IDS Life, adviser;
            Managed Fund                                                        investment return through   AEFC, subadviser.
                                                                                a combination of capital
                                                                                growth and current
                                                                                income. Invests primarily
                                                                                in a combination of
                                                                                common and preferred
                                                                                stocks, convertible
                                                                                securities, bonds and
                                                                                other debt securities.

IGD         AXP(R) Variable Portfolio -   Yes                 No                Objective: long-term        IDS Life, adviser;
            NEW DIMENSIONS FUND(R)                                              growth of capital.          AEFC, subadviser.
                                                                                Invests primarily in
                                                                                common stocks showing
                                                                                potential for significant
                                                                                growth.

IAG         AXP(R) Variable Portfolio -   Yes                 Yes               Objective: capital          IDS Life, adviser;
            Strategy Aggressive Fund                                            appreciation. Invests       AEFC, subadviser.
                                                                                primarily in equity
                                                                                securities of growth
                                                                                companies.

IGN         AIM V.I. Core Equity Fund,    Yes                 No                Objective: growth of        A I M Advisors, Inc.
            Series I Shares                                                     capital. Invests normally
                                                                                at least 80% of its net
                                                                                assets, plus the amount
                                                                                of any borrowings for
                                                                                investment purposes, in
                                                                                equity securities,
                                                                                including convertible
                                                                                securities of established
                                                                                companies that have
                                                                                long-term above-average
                                                                                growth in earnings and
                                                                                dividends and growth
                                                                                companies that are
                                                                                believed to have the
                                                                                potential for
                                                                                above-average growth in
                                                                                earnings and dividends.
                                                                                The Fund may invest up to
                                                                                25% of its assets in
                                                                                foreign securities.


       ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- PROSPECTUS

                                          AVAILABLE UNDER     AVAILABLE UNDER
                                          ACL PERSONAL        ACL PERSONAL      INVESTMENT OBJECTIVES
SUBACCOUNT  INVESTING IN                  PORTFOLIO PLUS(2)   PORTFOLIO         AND POLICIES                INVESTMENT ADVISER
IIN         AIM V.I. International        Yes                 Yes               Objective: long term        A I M Advisors, Inc.
            Growth Fund,                                                        growth of capital.
            Series I Shares                                                     Invests primarily in a
                                                                                diversified portfolio of
                                                                                international equity
                                                                                securities, whose issuers
                                                                                are considered to have
                                                                                strong earnings momentum.

IVA         AIM V.I. Premier Equity       No                  Yes               Objective: long term        A I M Advisors, Inc.
            Fund, Series I Shares                                               growth of capital with
                                                                                income as a secondary
                                                                                objective. Invests
                                                                                normally at least 80% of
                                                                                its net assets, plus the
                                                                                amount of any borrowings
                                                                                for investment purposes,
                                                                                in equity securities
                                                                                including convertible
                                                                                securities. The fund also
                                                                                may invest in preferred
                                                                                stocks and debt
                                                                                instruments that have
                                                                                prospects for growth of
                                                                                capital. The Fund may
                                                                                invest up to 25% of its
                                                                                assets in foreign
                                                                                securities.

IIG         American Century(R) VP        Yes                 No                Objective: long term        American Century
            Income & Growth, Class I                                            capital growth. Income is   Investment
                                                                                a secondary objective.      Management, Inc.
                                                                                Invests primarily in
                                                                                common stocks. The fund
                                                                                managers select primarily
                                                                                from the largest 1,500
                                                                                publicly traded U.S.
                                                                                stocks. The managers
                                                                                attempt to create a
                                                                                dividend yield that will
                                                                                be greater than that of
                                                                                the S&P 500.

IVL         American Century(R) VP        Yes                 No                Objective: long term        American Century
            Value, Class I                                                      capital growth, with        Investment
                                                                                income as a secondary       Management, Inc.
                                                                                objective. Invests
                                                                                primarily in stocks of
                                                                                companies that management
                                                                                believes to be
                                                                                undervalued at the time
                                                                                of purchase.

ISB         Janus Aspen Series            Yes                 No                Objective: long term        Janus Capital
            Balanced Portfolio:                                                 growth of capital,
            Institutional Shares                                                balanced by current
                                                                                income. Normally invests
                                                                                40-60% of its assets in
                                                                                securities selected
                                                                                primarily for their
                                                                                growth potential and
                                                                                40-60% in securities
                                                                                selected primarily for
                                                                                their income potential.
                                                                                The Portfolio will
                                                                                normally invest at least
                                                                                25% of its assets in
                                                                                fixed income securities.

IWG         Janus Aspen                   Yes                 No                Objective: long term        Janus Capital
            Series Worldwide                                                    growth of capital in a
            Growth Porfolio:                                                    manner consistent with
            Institutional Shares                                                the preservation of
                                                                                capital. Invests
                                                                                primarily in common
                                                                                stocks of companies of
                                                                                any size located
                                                                                throughout the world. The
                                                                                Portfolio normally
                                                                                invests in issuers from
                                                                                at least five different
                                                                                countries, including the
                                                                                United States. The
                                                                                Portfolio under unusual
                                                                                circumstances invest in
                                                                                fewer than five countries
                                                                                or even a single country.


       ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- PROSPECTUS

                                          AVAILABLE UNDER     AVAILABLE UNDER
                                          ACL PERSONAL        ACL PERSONAL      INVESTMENT OBJECTIVES
SUBACCOUNT  INVESTING IN                  PORTFOLIO PLUS(2)   PORTFOLIO         AND POLICIES                INVESTMENT ADVISER
IEQ         OpCap Equity Portfolio        Yes                 No                Objective: long-term        OpCap Advisors LLC
                                                                                capital appreciation.
            (previously                                                         Invests in a diversified
            OCC Accumulation                                                    portfolio of equity
            Trust Equity Portfolio)                                             securities selected on
                                                                                the basis of a
                                                                                value-oriented approach
                                                                                to investing.

IMD         OpCap Managed Portfolio       Yes                 Yes               Objective: growth of        OpCap Advisors LLC
                                                                                capital. Invests in
            (previously OCC                                                     common stocks, bonds,
            Accumulation Trust                                                  money market and cash
            Managed Portfolio)                                                  equivalent securities,
                                                                                the percentage of which
                                                                                will vary based on
                                                                                management's assessment
                                                                                of relative investment
                                                                                values.

ISC         OpCap Small                   Yes                 No                Objective: capital          OpCap Advisors LLC
            Cap Portfolio                                                       appreciation. Invests in
                                                                                a diversified portfolio
            (previously                                                         of equity securities of
            OCC Accumulation Trust                                              companies with market
            Small Cap Portfolio)                                                capitalizations of up to
                                                                                $2 billion.

IUS         OpCap U.S. Government         Yes                 Yes               Objective: high level of    OpCap Advisors LLC
            Income Portfolio                                                    current income together
                                                                                with protection of
            (previously                                                         capital. Invests
            OCC Accumulation                                                    exclusively in debt
            Trust U.S. Government                                               obligations, including
            Income Portfolio)                                                   mortgage-backed
                                                                                securities, issued or
                                                                                guaranteed by the United
                                                                                States government, its
                                                                                agencies or
                                                                                instrumentalities.

IGR         Oppenheimer Capital           Yes                 No                Objective: capital          OppenheimerFunds, Inc.
            Appreciation Fund/VA                                                appreciation. Invests in
                                                                                securities of well-known,
                                                                                established companies.

IHI         Oppenheimer High              Yes                 No                Objective: high level of    OppenheimerFunds, Inc.
            Income Fund/VA                                                      current income from
                                                                                investments in high-yield
                                                                                fixed-income securities.

IDI         Putnam VT Diversified         No                  Yes               Objective: seeks as high    Putnam Investment
            Income Fund -                                                       a level of current income   Management, LLC
            Class IA Shares                                                     as Putnam Investment
                                                                                Management, LLC (Putnam
                                                                                Management) believes is
                                                                                consistent with
                                                                                preservation of capital.
                                                                                The fund pursues its goal
                                                                                by investing in bonds
                                                                                from multiple sectors,
                                                                                including the U.S. and
                                                                                investment-grade sector,
                                                                                the high yield sector and
                                                                                the international sector.

IPD         Putnam VT Diversified         Yes                 No                Objective: seeks as high    Putnam Investment
            Income Fund -                                                       a level of current income   Management, LLC
            Class IB Shares                                                     as Putnam Investment
                                                                                Management, LLC (Putnam
                                                                                Management) believes is
                                                                                consistent with
                                                                                preservation of capital.
                                                                                The fund pursues its goal
                                                                                by investing in bonds
                                                                                from multiple sectors,
                                                                                including the U.S. and
                                                                                investment-grade sector,
                                                                                the high yield sector and
                                                                                the international sector.


       ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- PROSPECTUS

                                          AVAILABLE UNDER     AVAILABLE UNDER
                                          ACL PERSONAL        ACL PERSONAL      INVESTMENT OBJECTIVES
SUBACCOUNT  INVESTING IN                  PORTFOLIO PLUS(2)   PORTFOLIO         AND POLICIES                INVESTMENT ADVISER
IGI         Putnam VT Growth and          No                  Yes               Objective: capital growth   Putnam Investment
            Income Fund -                                                       and current income. The     Management, LLC
            Class IA Shares                                                     fund pursues its goal by
                                                                                investing mainly common
                                                                                stocks of U.S. companies
                                                                                with a focus on value
                                                                                stocks that offer the
                                                                                potential for capital
                                                                                growth, current income or
                                                                                both.

IPG         Putnam VT Growth              Yes                  No               Objective: capital growth   Putnam Investment
            and Income Fund -                                                   and current income. The     Management, LLC
            Class IB Shares                                                     fund pursues its goal by
                                                                                investing mainly in
                                                                                common stocks of U.S.
                                                                                companies with a focus on
                                                                                value stocks that offer
                                                                                the potential for capital
                                                                                growth, current income or
                                                                                both.

IHY         Putnam VT High Yield          No                  Yes               Objective: seeks high       Putnam Investment
            Fund - Class IA Shares                                              current income. Capital     Management, LLC
                                                                                growth is a secondary
                                                                                goal when consistent with
                                                                                achieving high current
                                                                                income. The fund pursues
                                                                                its goal by investing
                                                                                mainly in bonds that are
                                                                                (i) obligations of U.S.
                                                                                companies, (ii) are below
                                                                                investment-grade in
                                                                                quality (junk bonds) and
                                                                                (iii) have intermediate
                                                                                to long-term maturities
                                                                                (three years or longer).
                                                                                Under normal
                                                                                circumstances, the fund
                                                                                invests at least 80% of
                                                                                its net assets in
                                                                                securities rated below
                                                                                investment-grade.

IPH         Putnam VT High Yield          Yes                 No                Objective: seeks high       Putnam Investment
            Fund - Class IB Shares                                              current income. Capital     Management, LLC
                                                                                growth is a secondary
                                                                                goal when consistent with
                                                                                achieving high current
                                                                                income. The fund pursues
                                                                                its goal by investing
                                                                                mainly in bonds that are
                                                                                (i) obligations of U.S.
                                                                                companies, (ii) are below
                                                                                investment-grade in
                                                                                quality (junk bonds) and
                                                                                (iii) have intermediate
                                                                                to long-term maturities
                                                                                (three years or longer).
                                                                                Under normal
                                                                                circumstances, the fund
                                                                                invests at least 80% of
                                                                                its net assets in
                                                                                securities rated below
                                                                                investment-grade.

INO         Putnam VT New                 No                  Yes               Objective: long-term        Putnam Investment
            Opportunities Fund -                                                capital appreciation. The   Management, LLC
            Class IA Shares                                                     fund pursues its goal by
                                                                                investing mainly in
                                                                                common stocks of U.S.
                                                                                companies with a focus on
                                                                                growth stocks in sectors
                                                                                of the economy that
                                                                                Putnam Management
                                                                                believes to have high
                                                                                growth potential.

IPV         Putnam VT Voyager             Yes                 No                Objective: capital          Putnam Investment
            Fund - Class IB Shares                                              appreciation. The fund      Management, LLC
                                                                                pursues its goal by
                                                                                investing mainly in
                                                                                common stocks of U.S.
                                                                                companies with a focus on
                                                                                growth stocks.


       ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- PROSPECTUS

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.


All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under New York law on Oct. 12, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Centurion Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FIXED ACCOUNT


You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment and transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

       ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- PROSPECTUS

BUYING YOUR CONTRACT


Your sales representative wil help you complete and submit an application and send it along with your initial purchase payment to our office.


As the owner, you have all rights and may receive all benefits under the contract. You can buy a nonqualified annuity or become an annuitant if you are 85 or younger (age 75 or younger for qualified annuities).


When you apply, you may select:

-  the fixed account and/or subaccounts in which you want to invest;

-  how you want to make purchase payments;


-  the date you want to start receiving annuity payouts (the retirement date);
   and

-  a beneficiary.


If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.


You may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts are to begin on the retirement date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FORNONQUALIFIED ANNUITIES AND ROTH IRAs, the retirement date must be:

-  no earlier than the 30th day after the contract's effective date; and

-  no later than the annuitant's 90th birthday.

FORQUALIFIED ANNUITIES EXCEPT ROTH IRAs, to avoid IRS penalty taxes, the retirement date generally must be:

-  on or after the annuitant reaches age 59 1/2; and

- by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2.

If you take the minimum IRA distribution as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 90th birthday.

BENEFICIARY

If death benefits become payable before the retirement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS


MINIMUM PAYMENTS:                     $2,000 initial payment.
                                      $50 for additional payments.


MAXIMUM ALLOWABLE PURCHASE PAYMENTS:  $1,000,000 of cumulative payments (We reserve the right to increase the maximum payment.)

HOW TO MAKE PURCHASE PAYMENTS


BY LETTER


Send your check along with your name and contract number to:

Regular mail:

AMERICAN CENTURION LIFE ASSURANCE COMPANY
P.O. BOX 5555
ALBANY, NY 12205-0555

Express mail:

AMERICAN CENTURION LIFE ASSURANCE COMPANY
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

       ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- PROSPECTUS

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

WITHDRAWAL CHARGE

If you withdraw part or all of your contract, you may be subject to a withdrawal charge. We calculate the withdrawal charge by drawing from your total contract value in the following order:

- First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary contract value. (We consider your initial purchase payment to be the prior anniversary contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

- Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.

   NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

- Next, we withdraw purchase payments received eight or more years before the withdrawal and not previously withdrawn. We do not assess a withdrawal charge on these purchase payments.

- Finally, if necessary, we withdraw purchase payments received in the seven years before the withdrawal on a "first-in, first-out" (FIFO) basis. There is a withdrawal charge on these payments. We determine your withdrawal charges by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.



       ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- PROSPECTUS

The withdrawal charge percentage depends on the number of contract years since you made the payments withdrawn.

           YEARS FROM PURCHASE           WITHDRAWAL CHARGE
             PAYMENT RECEIPT               PERCENTAGE
                    1                            7%
                    2                            6
                    3                            5
                    4                            4
                    5                            3
                    6                            2
                    7                            1
                    Thereafter                   0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:


           AMOUNT REQUESTED       OR    $1,000 = $1,075.27
     --------------------------         ------
      1.00 - WITHDRAWAL CHARGE           .93


By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.


WITHDRAWAL CHARGE CALCULATION EXAMPLE


The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:


- The contract date is July 1, 2003 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and


-  We received these payments:

   -- $10,000 July 1, 2003;
   -- $8,000 Dec. 31, 2008;
   -- $6,000 Feb. 20, 2011; and

- The owner withdraws the contract for its total withdrawal value of $38,101 on Aug. 5, 2013 and had not made any other withdrawals during that contract year; and

-  The prior anniversary July 1, 2013 contract value was $38,488.



   WITHDRAWAL CHARGE    EXPLANATION
       $   0            $3,848.80 is 10% of the prior anniversary's contract
                        value withdrawn without withdrawal charge; and
           0            $10,252.20 is contract earnings in excess of the 10%
                        free withdrawal amount withdrawn without withdrawal
                        charge; and
           0            $10,000 July 1, 2003 purchase payment was received
                        eight or more years before withdrawal and is withdrawn
                        without withdrawal charge; and
         240            $8,000 Dec. 31, 2008 purchase payment is in its fifth
                        year from receipt, withdrawn with a 3% withdrawal
                        charge; and
         240            $6,000 Feb. 20, 2011 purchase payment is in its
                        fourth year from receipt, withdrawn with a 4% withdrawal
                        charge.
       -----
       $ 480


WAIVER OF WITHDRAWAL CHARGE

We do not assess withdrawal charges for:

- withdrawals of amounts totaling up to 10% of your prior contract anniversary contract value;

- withdrawals of any contract earnings in excess of the annual 10% free withdrawal amount;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

-  contracts settled using an annuity payout plan; and

-  death benefits.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

       ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

-  plus interest credited;

- minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out; and

-  minus any prorated portion of the contract administrative charge.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal, transfer amounts out of a subaccount or we assess a contract administrative charge or we assess a withdrawal charge.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each variable subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocated to the subaccounts;

-  transfers into or out of the subaccounts;

-  partial withdrawals;

-  withdrawal charges; and/or

-  a prorated portion of the contract administrative charge.

Accumulation unit values will fluctuate due to:

-  changes in funds' net asset value;

-  dividends distributed to the subaccounts;

-  capital gains or losses of funds;

-  fund operating expenses;

-  mortality and expense risk fees; and/or

-  variable account administrative charges.

       ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. You can also obtain the benefits of dollar-cost averaging by participating in an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from the fixed account into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                        NUMBER
                                                          AMOUNT      ACCUMULATION     OF UNITS
                                               MONTH     INVESTED      UNIT VALUE      PURCHASED
By investing an equal number
of dollars each month ...                      Jan         $100           $20            5.00

                                               Feb          100            18            5.56

you automatically buy                          Mar          100            17            5.88
more units when the
per unit market price is low ...    ---->      Apr          100            15            6.67

                                               May          100            16            6.25

                                               Jun          100            18            5.56

                                               Jul          100            17            5.88

and fewer units                                Aug          100            19            5.26
when the per unit
market price is high.               ---->      Sept         100            21            4.76

                                               Oct          100            20            5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative. Some restrictions may apply.

TIERED DOLLAR-COST AVERAGING (TIERED DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for Tiered DCA. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:

          IF YOUR NET CONTRACT VALUE(1) IS...      WE ALLOCATE YOUR NEW PURCHASE PAYMENT TO:
                   $10,000 - $49,999                          Tier 1 DCA account
                     $50,000 or more                          Tier 2 DCA account(2)

(1) "Net contract value" equals your current contract value plus any new purchase payment. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.

(2) You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.

You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for either six months or twelve months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the other accounts you selected over the six-month or twelve-month period.


We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We reserve the right to credit a lower interest rate to each Tiered DCA account if you select the fixed account as a part of your Tiered DCA account transfer. We will change the interest rate on each Tiered DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.


       ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- PROSPECTUS

We credit each Tiered DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month or twelve-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.

Once you establish a Tiered DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Tiered DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple-source payments after the six-month or twelve-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.


You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.


WE CAN MODIFY THE TERMS OR DISCONTINUE THE TIERED DCA PROGRAM AT ANY TIME. ANY MODIFICATIONS WILL NOT AFFECT ANY PURCHASE PAYMENTS THAT ARE ALREADY IN A TIERED DCA ACCOUNT.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- You may transfer contract values between the subaccounts or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for three months following that transfer.

- You may transfer contract values from the fixed account to the subaccounts on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the fixed account to the variable subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts.

       ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

Regular mail:

AMERICAN CENTURION LIFE ASSURANCE COMPANY
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

AMERICAN CENTURION LIFE ASSURANCE COMPANY
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers or withdrawals:  Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial withdrawals from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers may not exceed an amount that, if continued, would deplete the fixed account or subaccounts from which you are transferring within 12 months.

- Automated transfers and automated partial withdrawals are subject to all of the contract provisions and terms, including transfer of contract values between accounts.

- Automated withdrawals may be restricted by applicable law under some contracts.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually
MAXIMUM AMOUNT
Transfers or withdrawals:  Contract value (except for automated transfers from the fixed account)

3 BY PHONE

Call between 8 a.m. and 4:30 p.m. Eastern time:
(800) 504-0469

MINIMUM AMOUNT

Transfers:                 $500 or entire account balance

MAXIMUM AMOUNT

Transfers:                 Contract value or entire account balance

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.


Telephone transfers are automatically available. You may request that telephone transfers NOT be authorized from your account by writing to us.


       ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- PROSPECTUS

WITHDRAWALS


You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request. We will process your withdrawal request on the valuation date we receive it. For total withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay withdrawal charges (see "Charges -- Withdrawal Charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin.


WITHDRAWAL POLICIES


If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount and the fixed account must be either zero or at least $50.

RECEIVING PAYMENT


By regular or express mail:

-  payable to you.

-  mailed to address of record.


NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the withdrawal amount includes a purchase payment check that has not cleared;

   -- the NYSE is closed, except for normal holiday and weekend closings;

   -- trading on the NYSE is restricted, according to SEC rules;

   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   -- the SEC permits us to delay payment for the protection of security holders.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH

YOUR ACL PERSONAL PORTFOLIO PLUS2 CONTRACT INCLUDES THE DEATH BENEFIT DESCRIBED BELOW.

If a contract has more than one person as owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If either you or the annuitant are age 81 or older on the date of death, we will pay the beneficiary the contract value.

If both you and the annuitant are age 80 or younger on the date of death, we will pay the beneficiary the greatest of:

-  contract value;

-  total purchase payments minus death benefit adjustment; or

- the highest contract value on any prior contract anniversary, plus purchase payments and minus any death benefit adjustment since the contract anniversary.

We calculate the death benefit adjustment for each partial withdrawal by multiplying (a) x (b) where:

   (a) = the ratio of the partial withdrawal to the contract value on the date of (but prior to) the partial withdrawal; and
   (b) = the death benefit on the date of (but prior to) the partial withdrawal.


The result is subtracted from the death benefit that would have been paid had there not been a partial withdrawal.


       ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- PROSPECTUS

EXAMPLE

-  You purchase a contract for $20,000 on Jan. 1, 2003.

- On Jan. 1, 2004 (the first contract anniversary) the contract value reaches $24,000.

- On March 1, 2004 the contract value falls to $22,000. You then take a $1,500 partial withdrawal, leaving a contract value of $20,500.

   We calculate the death benefit on March 1, 2004 as follows:


     The highest contract value on any prior contract anniversary:         $24,000.00
     plus purchase payments since that anniversary:                             +0.00
     minus any death benefit adjustment taken since that anniversary:
       $1,500 X $24,000
       ----------------
            $22,000                                                         -1,636.36
                                                                           ----------
     resulting in a benefit of:                                            $22,363.64

YOUR ACL PERSONAL PORTFOLIO CONTRACT INCLUDES THE DEATH BENEFIT DESCRIBED BELOW.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

For contracts where either you or the annuitant were 76 or older at contract issue, we will pay the beneficiary the contract value.

For contracts where both you and the annuitant were 75 or younger at contract issue and you made withdrawals subject to withdrawal charges, we will pay the beneficiary the contract value.

If both you and the annuitant were age 75 or younger at contract issue and if all withdrawals from the contract have been without withdrawal charges, we will pay the beneficiary the greatest of:

-  contract value;

-  total purchase payments minus amounts withdrawn; or

- on or after the fifth contract anniversary, the death benefit as of the most recent fifth contract anniversary adjusted by:

   -- adding any purchase payments made since that most recent fifth contract anniversary, and

   -- subtracting any amounts withdrawn since that most recent fifth contract anniversary.


EXAMPLE

-  You purchase contract for $20,000 on Jan. 1, 2003.

-  On Jan. 1, 2008 the contract value reaches $33,000.

- On Jan. 1, 2008 you take a $1,500 partial withdrawal, leaving a contract value of $31,500.

-  On July 15, 2008 you make an additional payment of $1,000.

-  On March 1, 2009 the contract value falls to $31,000.

   We calculate the death benefit on March 1, 2009 as follows:


     The closest fifth anniversary contract value:                              $33,000.00
     plus purchase payments since that anniversary                               +1,000.00
     minus partial withdrawals taken since that anniversary:                     -1,500.00
                                                                                ----------
   resulting in a death benefit of:                                             $32,500.00

IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.



       ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- PROSPECTUS

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death. Your spouse may elect to assume ownership of the contract at any time before annuity payments begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


   - the beneficiary asks us in writing within 60 days after we receive proof of death; and

   -  payouts begin no later than one year following the year of your death; and

   - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date. You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-  the annuity payout plan you select;

-  the annuitant's age and, in most cases, sex;

-  the annuity table in the contract; and

-  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the underlying funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month).

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer Policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates).

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values are rising and decrease more rapidly when they decline.



       ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- PROSPECTUS

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD (AVAILABLE AS A FIXED PAYOUT ONLY): We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you elect an annuity payout plan from your qualified annuity it must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payouts are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


NONQUALIFIED ANNUITIES: Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.


       ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- PROSPECTUS

ANNUITY PAYOUTS FROM NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered with the subject to tax.

ANNUITY PAYOUTS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

WITHDRAWALS FROM QUALIFIED ANNUITIES: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply.

WITHDRAWALS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.


PENALTIES: In general, if you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:


-  because of your death;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For IRAs, other exceptions may apply if you make withdrawals from your contract prior to age 59 1/2.


WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.


If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.


Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.


       ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- PROSPECTUS

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN CENTURION LIFE'S TAX STATUS: American Centurion Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Centurion Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Centurion Life, and therefore no charge is made against the subaccounts for federal income taxes. American Centurion Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount. After annuity payouts begin, the number of votes you have is equal to:

-  the reserve held in each subaccount for your contract; divided by

-  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change,

-  the existing funds become unavailable, or

-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute funds other than those currently listed in this prospectus. We may also:

-  change the funds in which the subaccounts invest, and

-  make additional subaccounts investing in additional funds.

In the event of substitution of any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.



       ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contracts. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.


The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. AEFA serves individuals and businesses through its nationwide network of more than 3,800 registered branch offices and more than 10,200 financial advisors.


The contracts are distributed either directly or through third party marketers by insurance agencies and broker-dealers who may also be associated with financial institutions such as banks.

ISSUER

American Centurion Life issues the contracts. American Centurion Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Centurion Life is a stock life insurance company organized in 1969 under the laws of the State of New York. Our offices are located at 20 Madison Avenue Extension, Albany, NY 12203. American Centurion Life conducts a conventional life insurance business in New York.

American Centurion Life pays commissions for the sales of contracts to the insurance agencies who have entered into distribution agreements with American Centurion Life and AEFA. These commissions will not be more than 7.5% of purchase payments it receives on the contracts. From time to time, we will pay or permit other promotional incentives, in cash or credit or other compensation.

LEGAL PROCEEDINGS


We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. Our parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. We are a named defendant in one of the state filed lawsuits (THORESEN V. IDS LIFE INSURANCE COMPANY, ET. AL. filed in Minnesota State Court 10/13/98) and the federal lawsuit (BENACQUISTO, ET. AL. V. IDS LIFE INSURANCE COMPANY, ET. AL. filed in United States District Court - Minnesota 8/00). These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.


       ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Performance Information                         p.3
     Calculating Annuity Payouts                     p.7
     Rating Agencies                                 p.8
     Principal Underwriter                           p.8
     Independent Auditors                            p.8
     Financial Statements


       ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]


AMERICAN CENTURION
LIFE ASSURANCE COMPANY
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203
(800) 504-0469


                                                                  45066 J (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                         ACL PERSONAL PORTFOLIO PLUS(2)

                                       AND

                             ACL PERSONAL PORTFOLIO

                         ACL VARIABLE ANNUITY ACCOUNT(2)


                                   MAY 1, 2003


ACL Variable Annuity Account 2 is a separate account established and maintained by American Centurion Life Assurance Company (American Centurion Life).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.


American Centurion Life Assurance Company
20 Madison Avenue Extension

P.O. Box 5555

Albany, NY 12203
(800) 504-0469

TABLE OF CONTENTS


Performance Information                                p. 3
Calculating Annuity Payouts                            p. 7
Rating Agencies                                        p. 8
Principal Underwriter                                  p. 8
Independent Auditors                                   p. 8
Financial Statements


      ACL VARIABLE ANNUITY ACCOUNT 2 -- ACL PERSONAL PORTFOLIO PLUS(2)/ACL
                               PERSONAL PORTFOLIO

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                         P(1+T)(TO THE POWER OF n) = ERV

where:           P =  a hypothetical initial payment of $1,000
                 T =  average annual total return
                 n =  number of years
               ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


AVERAGE ANNUAL TOTAL RETURN(a) WITH WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2002

                                                                                         PERFORMANCE OF
                                                                                         THE SUBACCOUNT
                                                                                                        SINCE
SUBACCOUNT INVESTING IN:                                                        1 YEAR    5 YEARS    COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
ISI          Bond Fund (10/97; 10/81)(1)                                         (2.59%)     2.30%        2.38%
ICR          Capital Resource Fund (10/97; 10/81)                               (27.86)     (6.04)       (5.60)
IMS          Cash Management Fund (10/97; 10/81)                                 (6.59)      2.04         1.59
IIE          International Fund (10/97; 1/92)                                   (24.39)     (7.74)       (7.88)
IMG          Managed Fund (10/97; 4/86)                                         (19.51)     (1.77)       (1.51)
IGD          NEW DIMENSIONS FUND(R) (11/98; 5/96)                               (27.74)        --        (4.54)
IAG          Strategy Aggressive Fund (10/97; 1/92)                             (36.97)    (10.09)      (10.15)
           AIM V.I.
IGN          Core Equity Fund, Series I Shares (11/98; 5/94)                    (21.95)        --        (5.61)
IIN          International Growth Fund, Series I Shares (11/98; 5/93)           (22.04)        --        (8.24)
IVA          Premier Equity Fund, Series I Shares (11/98; 5/93)                 (35.41)        --        (7.69)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
IIG          VP Income & Growth, Class I (11/98; 10/97)                         (25.43)        --        (5.65)
IVL          VP Value, Class I (11/98; 5/96)                                    (19.24)        --         1.22
           JANUS ASPEN SERIES
ISB          Balanced Portfolio: Institutional Shares (11/98; 9/93)(2)          (13.57)        --         3.87
IWG          Worldwide Growth Portfolio:
             Institutional Shares (11/98; 9/93)(2)                              (31.05)        --        (4.53)
           OPCAP
IEQ          Equity Portfolio (11/98; 8/88)                                     (27.30)        --        (5.93)
IMD          Managed Portfolio (10/97; 8/88)                                    (23.14)     (2.48)       (1.25)
ISC          Small Cap Portfolio (11/98; 8/88)                                  (27.50)        --         2.90
IUS          U.S. Government Income Portfolio (10/97; 1/95)                       1.21       4.49         4.74

                                                                                                 PERFORMANCE
                                                                                                 OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT INVESTING IN:                                                        1 YEAR    5 YEARS    10 YEARS    COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
ISI          Bond Fund (10/97; 10/81)(1)                                         (2.59%)     2.30%       5.44%        8.50%
ICR          Capital Resource Fund (10/97; 10/81)                               (27.86)     (6.04)       2.26         8.58
IMS          Cash Management Fund (10/97; 10/81)                                 (6.59)      2.04        2.72         4.55
IIE          International Fund (10/97; 1/92)                                   (24.39)     (7.74)       0.43         0.15
IMG          Managed Fund (10/97; 4/86)                                         (19.51)     (1.77)       5.01         7.11
IGD          NEW DIMENSIONS FUND(R) (11/98; 5/96)                               (27.74)     (1.89)         --         3.47
IAG          Strategy Aggressive Fund (10/97; 1/92)                             (36.97)    (10.09)       0.25         0.92
           AIM V.I.
IGN          Core Equity Fund, Series I Shares (11/98; 5/94)                    (21.95)     (2.90)         --         6.32
IIN          International Growth Fund,
               Series I Shares (11/98; 5/93)                                    (22.04)     (5.12)         --         2.76
IVA          Premier Equity Fund, Series I Shares (11/98; 5/93)                 (35.41)     (4.13)         --         6.30
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
IIG          VP Income & Growth, Class I (11/98; 10/97)                         (25.43)     (2.25)         --        (0.63)
IVL          VP Value, Class I (11/98; 5/96)                                    (19.24)      1.83          --         6.75
           JANUS ASPEN SERIES
ISB          Balanced Portfolio: Institutional
               Shares (11/98; 9/93)(2)                                          (13.57)      6.18          --        10.28
IWG          Worldwide Growth Portfolio:
             Institutional Shares (11/98; 9/93)(2)                              (31.05)     (1.34)         --         8.82
           OPCAP
IEQ          Equity Portfolio (11/98; 8/88)                                     (27.30)     (3.58)       6.84         8.95
IMD          Managed Portfolio (10/97; 8/88)                                    (23.14)     (2.48)       7.65        11.06
ISC          Small Cap Portfolio (11/98; 8/88)                                  (27.50)     (0.25)       6.47         8.96
IUS          U.S. Government Income Portfolio (10/97; 1/95)                       1.21       4.49          --         5.38

      ACL VARIABLE ANNUITY ACCOUNT 2 -- ACL PERSONAL PORTFOLIO PLUS(2)/ACL
                               PERSONAL PORTFOLIO

AVERAGE ANNUAL TOTAL RETURN(a) WITH WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                         PERFORMANCE OF
                                                                                         THE SUBACCOUNT
                                                                                                        SINCE
SUBACCOUNT INVESTING IN:                                                        1 YEAR    5 YEARS    COMMENCEMENT
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
IGR          Capital Appreciation Fund/VA (11/98; 4/85)                         (32.30%)       --%       (1.41%)
IHI          High Income Fund/VA (11/98; 4/86)                                   (9.85)        --        (1.09)
           PUTNAM VARIABLE TRUST
IDI          Putnam VT Diversified Income Fund -
             Class IA Shares (10/97; 9/93)                                       (1.98)      0.02         0.17
IPD          Putnam VT Diversified Income Fund -
             Class IB Shares (11/98; 9/93)                                       (2.24)        --         1.07
IGI          Putnam VT Growth and Income Fund -
             Class IA Shares (10/97; 2/88)                                      (24.89)     (2.67)       (2.09)
IPG          Putnam VT Growth and Income Fund -
             Class IB Shares (11/98; 2/88)(3)                                   (25.08)        --        (5.04)
IHY          Putnam VT High Yield Fund - Class IA Shares (10/97; 2/88)           (8.15)     (3.14)       (2.91)
IPH          Putnam VT High Yield Fund - Class IB Shares (11/98; 2/88)(4)        (8.33)        --        (1.33)
INO          Putnam VT New Opportunities Fund -
             Class IA Shares (10/97; 5/94)                                      (35.45)     (7.21)       (6.70)
IPV          Putnam VT Voyager Fund - Class IB Shares (11/98; 2/88)             (31.99)        --        (5.12)

                                                                                                 PERFORMANCE
                                                                                                 OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT INVESTING IN:                                                        1 YEAR    5 YEARS    10 YEARS    COMMENCEMENT
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
IGR          Capital Appreciation Fund/VA (11/98; 4/85)                         (32.30%)     0.27%       8.58%        9.99%
IHI          High Income Fund/VA (11/98; 4/86)                                   (9.85)     (1.95)       5.15         7.63
           PUTNAM VARIABLE TRUST
IDI          Putnam VT Diversified Income Fund -
             Class IA Shares (10/97; 9/93)                                       (1.98)      0.02          --         3.02
IPD          Putnam VT Diversified Income Fund -
             Class IB Shares (11/98; 9/93)                                       (2.24)     (0.19)         --         2.82
IGI          Putnam VT Growth and Income Fund -
             Class IA Shares (10/97; 2/88)                                      (24.89)     (2.67)       7.09         8.95
IPG          Putnam VT Growth and Income Fund -
             Class IB Shares (11/98; 2/88)(3)                                   (25.08)     (2.84)       6.92         8.77
IHY          Putnam VT High Yield Fund - Class IA Shares (10/97; 2/88)           (8.15)     (3.14)       3.96         5.54
IPH          Putnam VT High Yield Fund - Class IB Shares (11/98; 2/88)(4)        (8.33)     (3.26)       3.82         5.39
INO          Putnam VT New Opportunities Fund -
             Class IA Shares (10/97; 5/94)                                      (35.45)     (7.21)         --         4.19
IPV          Putnam VT Voyager Fund - Class IB Shares (11/98; 2/88)             (31.99)     (3.31)       6.82         9.48

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.25% mortality and expense fee, a 0.15% variable account administrative charge and applicable withdrawal charges.

See accompanying notes to the performance information.

AVERAGE ANNUAL TOTAL RETURN(a) WITHOUT WITHDRAWAL FOR PERIODS ENDING DEC. 31,
2002

                                                                                         PERFORMANCE OF
                                                                                         THE SUBACCOUNT
                                                                                                        SINCE
SUBACCOUNT INVESTING IN:                                                        1 YEAR    5 YEARS    COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
ISI          Bond Fund (10/97; 10/81)(1)                                          3.99%      2.84%        2.73%
ICR          Capital Resource Fund (10/97; 10/81)                               (23.19)     (5.54)       (5.28)
IMS          Cash Management Fund (10/97; 10/81)                                 (0.31)      2.59         1.95
IIE          International Fund (10/97; 1/92)                                   (19.45)     (7.26)       (7.58)
IMG          Managed Fund (10/97; 4/86)                                         (14.20)     (1.23)       (1.16)
IGD          NEW DIMENSIONS FUND(R) (11/98; 5/96)                               (23.05)        --        (3.93)
IAG          Strategy Aggressive Fund (10/97; 1/92)                             (32.97)      9.63        (9.86)
           AIM V.I.
IGN          Core Equity Fund, Series I Shares (11/98; 5/94)                    (16.83)        --        (5.01)
IIN          International Growth Fund, Series I Shares (11/98; 5/93)           (16.92)        --        (7.66)
IVA          Premier Equity Fund, Series I Shares (11/98; 5/93)                 (31.30)        --        (7.10)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
IIG          VP Income & Growth, Class I (11/98; 10/97)                         (20.57)        --        (5.04)
IVL          VP Value, Class I (11/98; 5/96)                                    (13.91)        --         1.89
           JANUS ASPEN SERIES
ISB          Balanced Portfolio: Institutional Shares (11/98; 9/93)(2)           (7.82)        --         4.51
IWG          Worldwide Growth Portfolio:
             Institutional Shares (11/98; 9/93)(2)                              (26.61)        --        (3.91)

                                                                                                 PERFORMANCE
                                                                                                 OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT INVESTING IN:                                                        1 YEAR    5 YEARS    10 YEARS    COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
ISI          Bond Fund (10/97; 10/81)(1)                                          3.99%      2.84%       5.44%        8.50%
ICR          Capital Resource Fund (10/97; 10/81)                               (23.19)     (5.54)       2.26         8.58
IMS          Cash Management Fund (10/97; 10/81)                                 (0.31)      2.59        2.72         4.55
IIE          International Fund (10/97; 1/92)                                   (19.45)     (7.26)       0.43         0.15
IMG          Managed Fund (10/97; 4/86)                                         (14.20)     (1.23)       5.01         7.11
IGD          NEW DIMENSIONS FUND(R) (11/98; 5/96)                               (23.05)     (1.36)         --         3.59
IAG          Strategy Aggressive Fund (10/97; 1/92)                             (32.97)     (9.63)       0.25         0.92
           AIM V.I.
IGN          Core Equity Fund, Series I Shares (11/98; 5/94)                    (16.83)     (2.37)         --         6.32
IIN          International Growth Fund, Series I Shares (11/98; 5/93)           (16.92)     (4.62)         --         2.76
IVA          Premier Equity Fund, Series I Shares (11/98; 5/93)                 (31.30)     (3.62)         --         6.30
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
IIG          VP Income & Growth, Class I (11/98; 10/97)                         (20.57)     (1.72)         --        (0.28)
IVL          VP Value, Class I (11/98; 5/96)                                    (13.91)      2.38          --         6.85
           JANUS ASPEN SERIES
ISB          Balanced Portfolio: Institutional Shares (11/98; 9/93)(2)           (7.82)      6.65          --        10.28
IWG          Worldwide Growth Portfolio:
             Institutional Shares (11/98; 9/93)(2)                              (26.61)     (0.80)         --         8.82

      ACL VARIABLE ANNUITY ACCOUNT 2 -- ACL PERSONAL PORTFOLIO PLUS(2)/ACL
                               PERSONAL PORTFOLIO

AVERAGE ANNUAL TOTAL RETURN(a) WITHOUT WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                         PERFORMANCE OF
                                                                                         THE SUBACCOUNT
                                                                                                        SINCE
SUBACCOUNT INVESTING IN:                                                        1 YEAR    5 YEARS    COMMENCEMENT
           OPCAP
IEQ          Equity Portfolio (11/98; 8/88)                                     (22.58%)       --%       (5.33%)
IMD          Managed Portfolio (10/97; 8/88)                                    (18.11)     (1.95)       (0.91)
ISC          Small Cap Portfolio (11/98; 8/88)                                  (22.80)        --         3.56
IUS          U.S. Government Income Portfolio (10/97; 1/95)                       8.07       4.99         5.05
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
IGR          Capital Appreciation Fund/VA (11/98; 4/85)                         (27.95)        --        (0.76)
IHI          High Income Fund/VA (11/98; 4/86)                                   (3.82)        --        (0.43)
           PUTNAM VARIABLE TRUST
IDI          Putnam VT Diversified Income Fund -
             Class IA Shares (10/97; 9/93)                                        4.65       0.57         0.52
IPD          Putnam VT Diversified Income Fund -
             Class IB Shares (11/98; 9/93)                                        4.36         --         1.75
IGI          Putnam VT Growth and Income Fund -
             Class IA Shares (10/97; 2/88)                                      (19.99)     (2.14)       (1.75)
IPG          Putnam VT Growth and Income Fund -
             Class IB Shares (11/98; 2/88)(3)                                   (20.19)        --        (4.42)
IHY          Putnam VT High Yield Fund - Class IA Shares (10/97; 2/88)           (1.99)     (2.61)       (2.58)
IPH          Putnam VT High Yield Fund - Class IB Shares (11/98; 2/88)(4)        (2.18)        --        (0.68)
INO          Putnam VT New Opportunities Fund -
             Class IA Shares (10/97; 5/94)                                      (31.34)     (6.72)       (6.39)
IPV          Putnam VT Voyager Fund - Class IB Shares (11/98; 2/88)             (27.63)        --        (4.51)

                                                                                                 PERFORMANCE
                                                                                                 OF THE FUND
                                                                                                                    SINCE
SUBACCOUNT INVESTING IN:                                                        1 YEAR    5 YEARS    10 YEARS    COMMENCEMENT
           OPCAP
IEQ          Equity Portfolio (11/98; 8/88)                                     (22.58%)    (3.07%)      6.84%        8.95%
IMD          Managed Portfolio (10/97; 8/88)                                    (18.11)     (1.95)       7.65        11.06
ISC          Small Cap Portfolio (11/98; 8/88)                                  (22.80)      0.30        6.47         8.96
IUS          U.S. Government Income Portfolio (10/97; 1/95)                       8.07       4.99          --         5.38
           OPPENHEIMER VARIABLE ACCOUNT FUNDS
IGR          Capital Appreciation Fund/VA (11/98; 4/85)                         (27.95)      0.83        8.58         9.99
IHI          High Income Fund/VA (11/98; 4/86)                                   (3.82)     (1.42)       5.15         7.63
           PUTNAM VARIABLE TRUST
IDI          Putnam VT Diversified Income Fund -
             Class IA Shares (10/97; 9/93)                                        4.65       0.57          --         3.02
IPD          Putnam VT Diversified Income Fund -
             Class IB Shares (11/98; 9/93)                                        4.36       0.35          --         2.82
IGI          Putnam VT Growth and Income Fund -
             Class IA Shares (10/97; 2/88)                                      (19.99)     (2.14)       7.09         8.95
IPG          Putnam VT Growth and Income Fund -
             Class IB Shares (11/98; 2/88)(3)                                   (20.19)     (2.31)       6.92         8.77
IHY          Putnam VT High Yield Fund - Class IA Shares (10/97; 2/88)           (1.99)     (2.61)       3.96         5.54
IPH          Putnam VT High Yield Fund - Class IB Shares (11/98; 2/88)(4)        (2.18)     (2.74)       3.82         5.39
INO          Putnam VT New Opportunities Fund -
             Class IA Shares (10/97; 5/94)                                      (31.34)     (6.72)         --         4.19
IPV          Putnam VT Voyager Fund - Class IB Shares (11/98; 2/88)             (27.63)     (2.79)       6.82         9.48

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.25% mortality and expense fee and a 0.15% variable account administrative charge.


NOTES TO PERFORMANCE INFORMATION


(1) (Commencement date of the subaccount; Commencement date of the fund).
(2) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(3) Performance information for Class IB shares for periods prior to April 6, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(4) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

CUMULATIVE TOTAL RETURN
Cumulative total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return using the following formula:

                                        ERV - P
                                        -------
                                           P

where:            P  = a hypothetical initial payment of $1,000
                ERV  = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you surrender the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We may also show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge and mortality and expense risk fee.

      ACL VARIABLE ANNUITY ACCOUNT 2 -- ACL PERSONAL PORTFOLIO PLUS(2)/ACL
                               PERSONAL PORTFOLIO

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
(b) less a pro rata share of the subaccount expenses accrued over the period;
(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
(d) raising the base period return to the power of 365/7.

The subaccount's value includes:
-  any declared dividends,
-  the value of any shares purchased with dividends paid during the period, and
-  any dividends declared for such shares.

It does not include:
-  the effect of any applicable withdrawal charge, or
-  any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD
We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) (TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT    INVESTING IN:                                                 SIMPLE YIELD      COMPOUND YIELD
IMS           AXP(R) Variable  Portfolio - Cash Management Fund                (0.65%)            (0.65%)


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND
For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                 YIELD = 2[( a - b + 1)(TO THE POWER OF 6) - 1]
                             -----
                              cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
              d  =  the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT     INVESTING IN:                                   YIELD
ISI            AXP(R) Variable  Portfolio - Bond Fund          5.18%


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

      ACL VARIABLE ANNUITY ACCOUNT 2 -- ACL PERSONAL PORTFOLIO PLUS(2)/ACL
                               PERSONAL PORTFOLIO

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

   The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by
-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and
-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
-  dividing that sum by the previous adjusted net asset value per share; and
- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time your choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

      ACL VARIABLE ANNUITY ACCOUNT 2 -- ACL PERSONAL PORTFOLIO PLUS(2)/ACL
                               PERSONAL PORTFOLIO

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency ratings given to us, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                              www.ambest.com
Fitch                                                  www.fitchratings.com

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Centurion Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Centurion Life currently pays AEFA underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2002: $55,378, 2001: $213,957 and 2000:
$594,377. AEFA retains no underwriting commission from the sale of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


      ACL VARIABLE ANNUITY ACCOUNT 2 -- ACL PERSONAL PORTFOLIO PLUS(2)/ACL
                               PERSONAL PORTFOLIO

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN CENTURION LIFE ASSURANCE COMPANY


We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of ACL Variable Annuity Account 2 - ACL Personal Portfolio Plus(2)/ACL Personal Portfolio (comprised of subaccounts ISI, ICR, IMS, IIE, IMG, IGD, IAG, IGN, IIN, IVA, IIG, IVL, ISB, IWG, IEQ, IMD, ISC, IUS, IGR, IHI, IDI, IPD, IGI, IPG, IHY, IPH, INO and IPV) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Centurion Life Assurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of ACL Variable Annuity Account 2 - ACL Personal Portfolio Plus(2)/ACL Personal Portfolio at December 31, 2002, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


/s/ ERNST & YOUNG LLP

Minneapolis, Minnesota
March 21, 2003

      ACL VARIABLE ANNUITY ACCOUNT 2 -- ACL PERSONAL PORTFOLIO PLUS(2)/ACL
                               PERSONAL PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                             --------------------------------------------------------------------
DECEMBER 31, 2002                                                ISI           ICR           IMS           IIE           IMG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                  $    917,278  $    926,364  $     50,691  $    291,367  $  2,873,724
                                                             --------------------------------------------------------------------
    at market value                                          $    885,996  $    496,535  $     50,690  $    154,983  $  2,057,165
Dividends receivable                                                3,802            --            39            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                                --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      889,798       496,535        50,729       154,983     2,057,165
=================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                    976           548            56           170         2,264
    Administrative charge                                             117            66             7            20           272
    Contract terminations                                              --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   1,093           614            63           190         2,536
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         888,705       495,921        50,666       154,793     2,054,629
Net assets applicable to contracts in payment period                   --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                             $    888,705  $    495,921  $     50,666  $    154,793  $  2,054,629
=================================================================================================================================
Accumulation units outstanding                                    794,018       649,741        47,144       231,090     2,317,977
=================================================================================================================================
Net asset value per accumulation unit                        $       1.12  $       0.76  $       1.07  $       0.67  $       0.89
=================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                             --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                    IGD           IAG           IGN           IIN           IVA
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                  $    195,132  $    658,622  $  1,072,228  $    335,757  $    921,165
                                                             --------------------------------------------------------------------
    at market value                                          $    131,858  $    285,506  $    703,324  $    194,838  $    520,464
Dividends receivable                                                   --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                                --            --           876           240           643
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      131,858       285,506       704,200       195,078       521,107
=================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                    145           313           779           214           574
    Administrative charge                                              17            38            93            26            69
    Contract terminations                                              --            --             4            --            --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     162           351           876           240           643
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         131,696       285,155       703,324       194,838       520,464
Net assets applicable to contracts in payment period                   --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                             $    131,696  $    285,155  $    703,324  $    194,838  $    520,464
=================================================================================================================================
Accumulation units outstanding                                    155,010       511,413       865,887       269,895       703,492
=================================================================================================================================
Net asset value per accumulation unit                        $       0.85  $       0.56  $       0.81  $       0.72  $       0.74
=================================================================================================================================

See accompanying notes to financial statements.

      ACL VARIABLE ANNUITY ACCOUNT 2 -- ACL PERSONAL PORTFOLIO PLUS(2)/ACL
                               PERSONAL PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                             --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                    IIG           IVL           ISB           IWG           IEQ
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                  $    422,873  $    207,845  $  4,661,950  $  1,048,839  $    159,807
                                                             --------------------------------------------------------------------
    at market value                                          $    315,104  $    200,424  $  3,875,431  $    576,444  $    119,989
Dividends receivable                                                   --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                               386           246         4,780           714           147
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      315,490       200,670     3,880,211       577,158       120,136
=================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                    345           220         4,263           633           131
    Administrative charge                                              41            26           511            76            16
    Contract terminations                                              --            --             6             5            --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     386           246         4,780           714           147
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         315,052       200,424     3,875,056       575,853       119,989
Net assets applicable to contracts in payment period                   52            --           375           591            --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                             $    315,104  $    200,424  $  3,875,431  $    576,444  $    119,989
=================================================================================================================================
Accumulation units outstanding                                    388,647       184,442     3,214,421       676,796       149,118
=================================================================================================================================
Net asset value per accumulation unit                        $       0.81  $       1.09  $       1.21  $       0.85  $       0.80
=================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                             --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                     IMD           ISC           IUS           IGR           IHI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                  $  1,184,114  $    205,319  $    992,557  $    975,202  $    397,886
                                                             --------------------------------------------------------------------
    at market value                                          $    928,261  $    171,420  $  1,050,365  $    638,876  $    314,010
Dividends receivable                                                   --            --         1,152            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                             1,153           212         1,311           811           387
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      929,414       171,632     1,052,828       639,687       314,397
=================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                  1,025           189         1,171           702           345
    Administrative charge                                             123            23           140            84            42
    Contract terminations                                               5            --            --            25            --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   1,153           212         1,311           811           387
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         928,261       171,420     1,051,517       638,876       314,010
Net assets applicable to contracts in payment period                   --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                             $    928,261  $    171,420  $  1,051,517  $    638,876  $    314,010
=================================================================================================================================
Accumulation units outstanding                                    989,000       147,666       811,590       656,703       318,393
=================================================================================================================================
Net asset value per accumulation unit                        $       0.94  $       1.16  $       1.30  $       0.97  $       0.99
=================================================================================================================================

See accompanying notes to financial statements.

      ACL VARIABLE ANNUITY ACCOUNT 2 -- ACL PERSONAL PORTFOLIO PLUS(2)/ACL
                               PERSONAL PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                             --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                    IDI           IPD           IGI           IPG           IHY
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                  $    465,346  $    647,194  $  1,189,388  $  1,844,499  $    658,598
                                                             --------------------------------------------------------------------
    at market value                                          $    389,376  $    588,400  $    842,776  $  1,349,594  $    423,409
Dividends receivable                                                   --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                               481           725         1,042         1,657           524
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      389,857       589,125       843,818     1,351,251       423,933
=================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                    430           647           930         1,479           468
    Administrative charge                                              51            78           112           178            56
    Contract terminations                                              --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     481           725         1,042         1,657           524
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         389,376       588,400       842,776     1,349,594       423,409
Net assets applicable to contracts in payment period                   --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                             $    389,376  $    588,400  $    842,776  $  1,349,594  $    423,409
=================================================================================================================================
Accumulation units outstanding                                    371,856       545,659       878,120     1,621,254       473,013
=================================================================================================================================
Net asset value per accumulation unit                        $       1.05  $       1.08  $       0.96  $       0.83  $       0.90
=================================================================================================================================

                                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                                                         ----------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                                                IPH           INO            IPV
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                                              $    348,935  $    536,353  $  1,963,509
                                                                                         ----------------------------------------
    at market value                                                                      $    257,095  $    237,122  $    925,673
Dividends receivable                                                                               --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                                                           317           293         1,144
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                  257,412       237,415       926,817
=================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                                                283           262         1,017
    Administrative charge                                                                          34            31           122
    Contract terminations                                                                          --            --             5
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                 317           293         1,144
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                                     257,095       237,122       925,673
Net assets applicable to contracts in payment period                                               --            --            --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                         $    257,095  $    237,122  $    925,673
=================================================================================================================================
Accumulation units outstanding                                                                263,044       317,335     1,116,455
=================================================================================================================================
Net asset value per accumulation unit                                                    $       0.98  $       0.75  $       0.83
=================================================================================================================================

See accompanying notes to financial statements.

      ACL VARIABLE ANNUITY ACCOUNT 2 -- ACL PERSONAL PORTFOLIO PLUS(2)/ACL
                               PERSONAL PORTFOLIO

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                             --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                     ISI           ICR           IMS           IIE           IMG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios             $     49,033  $      3,752  $        620  $      1,942  $     54,166
Variable account expenses                                          13,637        10,229           741         2,717        28,675
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    35,396        (6,477)         (121)         (775)       25,491
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           240,808       322,761        89,945        41,015       469,716
    Cost of investments sold                                      252,746       572,781        89,946        72,651       652,058
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  (11,938)     (250,020)           (1)      (31,636)     (182,342)
Distributions from capital gains                                       --        66,889            --           433       177,152
Net change in unrealized appreciation or
  depreciation of investments                                      12,942       (23,857)           --       (10,141)     (332,704)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      1,004      (206,988)           (1)      (41,344)     (337,894)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  $     36,400  $   (213,465) $       (122) $    (42,119) $   (312,403)
=================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                             --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                         IGD           IAG           IGN           IIN           IVA
INVESTMENT INCOME
Dividend income from mutual funds and portfolios             $        805  $         --  $      2,616  $      1,282  $      2,095
Variable account expenses                                           2,200         5,347        11,595         3,585         9,947
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (1,395)       (5,347)       (8,979)       (2,303)       (7,852)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                            24,893       134,608       145,543        80,559       215,750
    Cost of investments sold                                       34,525       292,590       215,878       126,589       339,256
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (9,632)     (157,982)      (70,335)      (46,030)     (123,506)
Distributions from capital gains                                      166            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                     (31,490)       (5,177)      (79,373)        2,811      (151,757)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    (40,956)     (163,159)     (149,708)      (43,219)     (275,263)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  $    (42,351) $   (168,506) $   (158,687) $    (45,522) $   (283,115)
=================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                             --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                         IIG           IVL           ISB           IWG           IEQ
INVESTMENT INCOME
Dividend income from mutual funds and portfolios             $      4,050  $      1,947  $    101,641  $      6,333  $      1,293
Variable account expenses                                           5,120         3,063        59,611        10,041         2,003
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                     (1,070)       (1,116)       42,030        (3,708)         (710)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                            50,530        49,285       766,396       127,346        25,628
    Cost of investments sold                                       65,349        47,846       893,506       202,356        32,398
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  (14,819)        1,439      (127,110)      (75,010)       (6,770)
Distributions from capital gains                                       --        12,600            --            --         1,155
Net change in unrealized appreciation or
  depreciation of investments                                     (71,508)      (46,251)     (266,034)     (147,812)      (31,273)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    (86,327)      (32,212)     (393,144)     (222,822)      (36,888)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  $    (87,397) $    (33,328) $   (351,114) $   (226,530) $    (37,598)
=================================================================================================================================

See accompanying notes to financial statements.

      ACL VARIABLE ANNUITY ACCOUNT 2 -- ACL PERSONAL PORTFOLIO PLUS(2)/ACL
                               PERSONAL PORTFOLIO

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                             --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                         IMD           ISC           IUS           IGR           IHI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios             $     25,021  $        173  $     52,629  $      5,235  $     42,356
Variable account expenses                                          16,846         3,161        15,799        11,425         5,169
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     8,175        (2,988)       36,830        (6,190)       37,187
=================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           375,521        71,783       256,957       206,487       123,787
    Cost of investments sold                                      453,982        74,547       249,267       293,290       157,411
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  (78,461)       (2,764)        7,690       (86,803)      (33,624)
Distributions from capital gains                                       --        37,515            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                    (181,673)      (88,412)       43,369      (192,043)      (19,595)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (260,134)      (53,661)       51,059      (278,846)      (53,219)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  $   (251,959) $    (56,649) $     87,889  $   (285,036) $    (16,032)
=================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                             --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                         IDI           IPD           IGI           IPG           IHY
INVESTMENT INCOME
Dividend income from mutual funds and portfolios             $     40,640  $     59,727  $     22,093  $     25,543  $     72,258
Variable account expenses                                           6,011         9,114        16,379        22,311         7,211
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    34,629        50,613         5,714         3,232        65,047
=================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           111,539       171,182       471,143       239,207       185,755
    Cost of investments sold                                      138,010       194,179       634,887       301,076       292,132
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  (26,471)      (22,997)     (163,744)      (61,869)     (106,377)
Distributions from capital gains                                       --            --         7,344         9,599            --
Net change in unrealized appreciation or
  depreciation of investments                                      10,612        (1,473)     (137,604)     (320,400)       27,088
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    (15,859)      (24,470)     (294,004)     (372,670)      (79,289)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  $     18,770  $     26,143  $   (288,290) $   (369,438) $    (14,242)
=================================================================================================================================

                                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                                                         ----------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                                     IPH           INO           IPV
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                                         $     38,693  $         --  $      8,174
Variable account expenses                                                                       4,109         5,290        16,849
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                34,584        (5,290)       (8,675)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                                                        77,276       191,224       267,540
    Cost of investments sold                                                                  106,471       414,480       501,549
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                              (29,195)     (223,256)     (234,009)
Distributions from capital gains                                                                   --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                                                 (13,726)       63,845      (158,184)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                (42,921)     (159,411)     (392,193)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                              $     (8,337) $   (164,701) $   (400,868)
=================================================================================================================================

See accompanying notes to financial statements.

      ACL VARIABLE ANNUITY ACCOUNT 2 -- ACL PERSONAL PORTFOLIO PLUS(2)/ACL
                               PERSONAL PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                      ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                              ISI             ICR             IMS             IIE             IMG
OPERATIONS
Investment income (loss) -- net                       $     35,396    $     (6,477)   $       (121)   $       (775)   $     25,491
Net realized gain (loss) on sales of investments           (11,938)       (250,020)             (1)        (31,636)       (182,342)
Distributions from capital gains                                --          66,889              --             433         177,152
Net change in unrealized appreciation or
  depreciation of investments                               12,942         (23,857)             --         (10,141)       (332,704)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 36,400        (213,465)           (122)        (42,119)       (312,403)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  39,864          17,045              --           1,318           8,849
Net transfers(1)                                          (134,946)       (157,528)         (2,886)         (2,894)        279,169
Contract terminations:
    Surrender benefits and contract charges                (67,110)       (106,261)            (27)        (15,153)       (208,321)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (162,192)       (246,744)         (2,913)        (16,729)         79,697
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          1,014,497         956,130          53,701         213,641       2,287,335
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $    888,705    $    495,921    $     50,666    $    154,793    $  2,054,629
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     943,189         963,302          49,853         257,151       2,215,746
Contract purchase payments                                  36,665          17,444              --           1,694           9,236
Net transfers(1)                                          (124,278)       (209,561)         (2,684)         (6,858)        311,983
Contract terminations:
    Surrender benefits and contract charges                (61,558)       (121,444)            (25)        (20,897)       (218,988)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           794,018         649,741          47,144         231,090       2,317,977
==================================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                      ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                  IGD             IAG             IGN             IIN             IVA
OPERATIONS
Investment income (loss) -- net                       $     (1,395)   $     (5,347)   $     (8,979)   $     (2,303)   $     (7,852)
Net realized gain (loss) on sales of investments            (9,632)       (157,982)        (70,335)        (46,030)       (123,506)
Distributions from capital gains                               166              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                              (31,490)         (5,177)        (79,373)          2,811        (151,757)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                (42,351)       (168,506)       (158,687)        (45,522)       (283,115)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  16,779           4,298          36,430           1,935          18,304
Net transfers(1)                                            (3,412)        (35,771)        (32,365)        (42,522)        (72,899)
Contract terminations:
    Surrender benefits and contract charges                 (6,160)        (34,659)        (51,350)        (18,043)        (98,398)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               7,207         (66,132)        (47,285)        (58,630)       (152,993)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            166,840         519,793         909,296         298,990         956,572
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $    131,696    $    285,155    $    703,324    $    194,838    $    520,464
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     151,251         625,522         931,727         344,415         888,761
Contract purchase payments                                  15,493           5,694          38,014           2,304          17,430
Net transfers(1)                                            (5,320)        (63,568)        (46,866)        (53,459)        (93,366)
Contract terminations:
    Surrender benefits and contract charges                 (6,414)        (56,235)        (56,988)        (23,365)       (109,333)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           155,010         511,413         865,887         269,895         703,492
==================================================================================================================================


See accompanying notes to financial statements.


      ACL VARIABLE ANNUITY ACCOUNT 2 -- ACL PERSONAL PORTFOLIO PLUS(2)/ACL
                               PERSONAL PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                      ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                  IIG             IVL             ISB             IWG             IEQ
OPERATIONS
Investment income (loss) -- net                       $     (1,070)   $     (1,116)   $     42,030    $     (3,708)   $       (710)
Net realized gain (loss) on sales of investments           (14,819)          1,439        (127,110)        (75,010)         (6,770)
Distributions from capital gains                                --          12,600              --              --           1,155
Net change in unrealized appreciation or
  depreciation of investments                              (71,508)        (46,251)       (266,034)       (147,812)        (31,273)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                (87,397)        (33,328)       (351,114)       (226,530)        (37,598)
==================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                   5,489           1,359          64,283          33,322           1,336
Net transfers(1)                                             4,791            (116)        (43,996)        (22,283)         (4,682)
Contract terminations:
    Surrender benefits and contract charges                (18,963)         (9,944)       (413,888)        (72,306)         (6,872)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              (8,683)         (8,701)       (393,601)        (61,267)        (10,218)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            411,184         242,453       4,620,146         864,241         167,805
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $    315,104    $    200,424    $  3,875,431    $    576,444    $    119,989
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     403,277         192,267       3,535,824         746,179         162,312
Contract purchase payments                                   5,681           1,157          49,552          30,158           1,431
Net transfers(1)                                               425            (324)        (43,471)        (27,815)         (6,908)
Contract terminations:
    Surrender benefits and contract charges                (20,736)         (8,658)       (327,484)        (71,726)         (7,717)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           388,647         184,442       3,214,421         676,796         149,118
==================================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                      ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                  IMD             ISC             IUS             IGR             IHI
OPERATIONS
Investment income (loss) -- net                       $      8,175    $     (2,988)   $     36,830    $     (6,190)   $     37,187
Net realized gain (loss) on sales of investments           (78,461)         (2,764)          7,690         (86,803)        (33,624)
Distributions from capital gains                                --          37,515              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                             (181,673)        (88,412)         43,369        (192,043)        (19,595)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               (251,959)        (56,649)         87,889        (285,036)        (16,032)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  10,004          13,856           7,402          44,761           2,665
Net transfers(1)                                          (152,940)        (36,159)       (103,751)        (11,127)        (68,618)
Contract terminations:
    Surrender benefits and contract charges               (140,954)        (15,565)       (107,930)       (110,908)        (22,075)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (283,890)        (37,868)       (204,279)        (77,274)        (88,028)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          1,464,110         265,937       1,167,907       1,001,186         418,070
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $    928,261    $    171,420    $  1,051,517    $    638,876    $    314,010
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   1,278,297         176,899         974,298         742,144         407,937
Contract purchase payments                                   9,392           8,821           6,021          35,622           2,636
Net transfers(1)                                          (164,466)        (27,163)        (82,792)        (22,885)        (70,183)
Contract terminations:
    Surrender benefits and contract charges               (134,223)        (10,891)        (85,937)        (98,178)        (21,997)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           989,000         147,666         811,590         656,703         318,393
==================================================================================================================================


See accompanying notes to financial statements.


      ACL VARIABLE ANNUITY ACCOUNT 2 -- ACL PERSONAL PORTFOLIO PLUS(2)/ACL
                               PERSONAL PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                      ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                  IDI             IPD             IGI             IPG             IHY
OPERATIONS
Investment income (loss) -- net                       $     34,629    $     50,613    $      5,714    $      3,232    $     65,047
Net realized gain (loss) on sales of investments           (26,471)        (22,997)       (163,744)        (61,869)       (106,377)
Distributions from capital gains                                --              --           7,344           9,599              --
Net change in unrealized appreciation or
  depreciation of investments                               10,612          (1,473)       (137,604)       (320,400)         27,088
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 18,770          26,143        (288,290)       (369,438)        (14,242)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   2,310           4,587             209          35,261             315
Net transfers(1)                                           (61,091)        (96,456)       (219,953)        (45,362)       (138,583)
Contract terminations:
    Surrender benefits and contract charges                (42,378)        (43,673)       (188,038)       (114,611)        (38,987)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (101,159)       (135,542)       (407,782)       (124,712)       (177,255)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            471,765         697,799       1,538,848       1,843,744         614,906
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $    389,376    $    588,400    $    842,776    $  1,349,594    $    423,409
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     471,786         675,762       1,284,050       1,769,464         673,807
Contract purchase payments                                   2,276           4,390             172          34,173             345
Net transfers(1)                                           (60,606)        (92,595)       (232,626)        (65,358)       (157,406)
Contract terminations:
    Surrender benefits and contract charges                (41,600)        (41,898)       (173,476)       (117,025)        (43,733)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           371,856         545,659         878,120       1,621,254         473,013
==================================================================================================================================

                                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                                                      --------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                                   IPH             INO             IPV
OPERATIONS
Investment income (loss) -- net                                                       $     34,584    $     (5,290)   $     (8,675)
Net realized gain (loss) on sales of investments                                           (29,195)       (223,256)       (234,009)
Distributions from capital gains                                                                --              --              --
Net change in unrealized appreciation or
  depreciation of investments                                                              (13,726)         63,845        (158,184)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                 (8,337)       (164,701)       (400,868)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                   1,848             105          20,899
Net transfers(1)                                                                           (40,992)       (123,290)        (89,629)
Contract terminations:
    Surrender benefits and contract charges                                                (18,663)        (32,263)       (119,326)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract charges                                                  (57,807)       (155,448)       (188,056)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                            323,239         557,271       1,514,597
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                             $    257,095    $    237,122    $    925,673
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                     323,734         512,534       1,323,511
Contract purchase payments                                                                   1,877             101          18,518
Net transfers(1)                                                                           (43,052)       (154,835)       (107,882)
Contract terminations:
    Surrender benefits and contract charges                                                (19,515)        (40,465)       (117,692)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                           263,044         317,335       1,116,455
==================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.

      ACL VARIABLE ANNUITY ACCOUNT 2 -- ACL PERSONAL PORTFOLIO PLUS(2)/ACL
                               PERSONAL PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                      ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                              ISI             ICR             IMS             IIE             IMG
OPERATIONS
Investment income (loss) -- net                       $     51,162    $    (11,154)   $      3,575    $       (324)   $     25,698
Net realized gain (loss) on sales of investments           (11,267)        (59,728)             (4)        (21,443)        (50,362)
Distributions from capital gains                                --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                               21,258        (162,544)             (2)        (48,074)       (281,867)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 61,153        (233,426)          3,569         (69,841)       (306,531)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  76,550          25,918             431          19,150          37,410
Net transfers(1)                                           (71,113)         40,621          75,479          50,492         131,277
Contract terminations:
    Surrender benefits and contract charges                (81,559)        (69,144)        (87,714)        (12,830)       (173,685)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (76,122)         (2,605)        (11,804)         56,812          (4,998)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          1,029,466       1,192,161          61,936         226,670       2,598,864
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $  1,014,497    $    956,130    $     53,701    $    213,641    $  2,287,335
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   1,016,102         969,815          58,812         191,938       2,219,469
Contract purchase payments                                  72,584          24,479             401          20,424          34,966
Net transfers(1)                                           (67,995)         33,583          72,931          57,857         122,575
Contract terminations:
    Surrender benefits and contract charges                (77,502)        (64,575)        (82,291)        (13,068)       (161,264)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           943,189         963,302          49,853         257,151       2,215,746
==================================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                      ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                  IGD             IAG             IGN             IIN             IVA
OPERATIONS
Investment income (loss) -- net                       $     (1,847)   $     (5,932)   $    (11,765)   $     (3,228)   $    (11,940)
Net realized gain (loss) on sales of investments            (4,292)        (26,503)        (22,870)        (17,185)        (11,862)
Distributions from capital gains                                --              --              --           7,789          19,210
Net change in unrealized appreciation or
  depreciation of investments                              (25,200)       (182,940)       (201,833)        (74,142)       (135,016)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                (31,339)       (215,375)       (236,468)        (86,766)       (139,608)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  19,455          47,170          49,005          30,799          47,955
Net transfers(1)                                            24,816         155,628         208,026          60,712         138,162
Contract terminations:
    Surrender benefits and contract charges                 (5,380)        (18,310)        (40,371)        (12,952)        (40,948)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              38,891         184,488         216,660          78,559         145,169
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            159,288         550,680         929,104         307,197         951,011
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $    166,840    $    519,793    $    909,296    $    298,990    $    956,572
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     118,596         438,451         724,290         266,472         761,046
Contract purchase payments                                  16,448          48,170          44,440          30,914          41,429
Net transfers(1)                                            20,980         158,809         200,920          60,658         122,200
Contract terminations:
    Surrender benefits and contract charges                 (4,773)        (19,908)        (37,923)        (13,629)        (35,914)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           151,251         625,522         931,727         344,415         888,761
==================================================================================================================================


See accompanying notes to financial statements.


      ACL VARIABLE ANNUITY ACCOUNT 2 -- ACL PERSONAL PORTFOLIO PLUS(2)/ACL
                               PERSONAL PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                      ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                  IIG             IVL             ISB             IWG             IEQ
OPERATIONS
Investment income (loss) -- net                       $     (2,225)   $       (618)   $     56,995    $     (7,870)   $     (1,243)
Net realized gain (loss) on sales of investments            (2,902)          8,415         (30,602)        (31,442)            (14)
Distributions from capital gains                                --              --              --              --           1,143
Net change in unrealized appreciation or
  depreciation of investments                              (28,318)         15,465        (292,992)       (203,892)        (15,452)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                (33,445)         23,262        (266,599)       (243,204)        (15,566)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  35,531          37,669         149,754          61,357          29,999
Net transfers(1)                                           108,218         (35,940)        592,167          93,647         (25,539)
Contract terminations:
    Surrender benefits and contract charges                (13,164)         (8,543)       (229,743)        (29,867)         (5,911)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             130,585          (6,814)        512,178         125,137          (1,451)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            314,044         226,005       4,374,567         982,308         184,822
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $    411,184    $    242,453    $  4,620,146    $    864,241    $    167,805
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     278,105         199,432       3,144,795         648,414         163,857
Contract purchase payments                                  33,898          31,613         113,425          46,430          26,663
Net transfers(1)                                           103,825         (31,544)        449,647          75,250         (22,777)
Contract terminations:
    Surrender benefits and contract charges                (12,551)         (7,234)       (172,043)        (23,915)         (5,431)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           403,277         192,267       3,535,824         746,179         162,312
==================================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                      ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                  IMD             ISC             IUS             IGR             IHI
OPERATIONS
Investment income (loss) -- net                       $     15,532    $     (1,513)   $     33,300    $     (7,201)   $     32,491
Net realized gain (loss) on sales of investments            (4,603)         16,872           1,709          (5,127)        (10,658)
Distributions from capital gains                                --          16,851              --          75,722              --
Net change in unrealized appreciation or
  depreciation of investments                             (110,513)        (18,143)         19,783        (188,336)        (20,873)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                (99,584)         14,067          54,792        (124,942)            960
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  32,673          41,509          88,687         111,856          34,699
Net transfers(1)                                           (24,286)        (46,595)         30,036         266,288          48,370
Contract terminations:
    Surrender benefits and contract charges               (127,872)         (6,356)       (130,204)        (45,598)        (17,035)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (119,485)        (11,442)        (11,481)        332,546          66,034
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          1,683,179         263,312       1,124,596         793,582         351,076
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $  1,464,110    $    265,937    $  1,167,907    $  1,001,186    $    418,070
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   1,377,853         187,390         985,827         507,120         344,216
Contract purchase payments                                  27,900          28,717          74,811          75,997          32,670
Net transfers(1)                                           (19,887)        (34,721)         24,766         189,960          47,449
Contract terminations:
    Surrender benefits and contract charges               (107,569)         (4,487)       (111,106)        (30,933)        (16,398)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         1,278,297         176,899         974,298         742,144         407,937
==================================================================================================================================


See accompanying notes to financial statements.


      ACL VARIABLE ANNUITY ACCOUNT 2 -- ACL PERSONAL PORTFOLIO PLUS(2)/ACL
                               PERSONAL PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                      ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                  IDI             IPD             IGI             IPG             IHY
OPERATIONS
IInvestment income (loss) -- net                      $     32,059    $     35,033    $      5,501    $      3,111    $     82,149
Net realized gain (loss) on sales of investments           (16,378)         (9,929)        (40,164)         (9,744)        (39,769)
Distributions from capital gains                                --              --          20,806          21,596              --
Net change in unrealized appreciation or
  depreciation of investments                               (3,509)        (13,714)       (131,865)       (163,625)        (25,740)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 12,172          11,390        (145,722)       (148,662)         16,640
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      --          98,889              --          61,905              --
Net transfers(1)                                           (22,967)         62,828        (105,021)         49,867         (18,673)
Contract terminations:
    Surrender benefits and contract charges                (51,187)        (34,693)       (190,048)        (61,106)        (69,185)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (74,154)        127,024        (295,069)         50,666         (87,858)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            533,747         559,385       1,979,639       1,941,740         686,124
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $    471,765    $    697,799    $  1,538,848    $  1,843,744    $    614,906
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     546,407         552,543       1,528,288       1,719,861         770,047
Contract purchase payments                                      --          95,714              --          57,674              --
Net transfers(1)                                           (23,108)         61,115         (87,084)         48,163         (20,681)
Contract terminations:
    Surrender benefits and contract charges                (51,513)        (33,610)       (157,154)        (56,234)        (75,559)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           471,786         675,762       1,284,050       1,769,464         673,807
==================================================================================================================================

                                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                                                      --------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                                   IPH             INO             IPV
OPERATIONS
IInvestment income (loss) -- net                                                      $     37,401    $     (8,505)   $    (20,733)
Net realized gain (loss) on sales of investments                                           (12,947)        (35,011)        (58,549)
Distributions from capital gains                                                                --         114,174         335,177
Net change in unrealized appreciation or
  depreciation of investments                                                              (18,137)       (322,604)       (656,435)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                  6,317        (251,946)       (400,540)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                  26,087              --         106,937
Net transfers(1)                                                                             8,944          41,230         231,930
Contract terminations:
    Surrender benefits and contract charges                                                (16,324)        (44,638)        (29,338)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                              18,707          (3,408)        309,529
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                            298,215         812,625       1,605,608
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                             $    323,239    $    557,271    $  1,514,597
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                     304,951         515,992       1,072,801
Contract purchase payments                                                                  25,940              --          84,629
Net transfers(1)                                                                             9,112          33,432         189,961
Contract terminations:
    Surrender benefits and contract charges                                                (16,269)        (36,890)        (23,880)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                           323,734         512,534       1,323,511
==================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.

      ACL VARIABLE ANNUITY ACCOUNT 2 -- ACL PERSONAL PORTFOLIO PLUS(2)/ACL
                               PERSONAL PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
ACL Variable Annuity Account 2 (the Account) was established under New York law and the subaccounts are registered together as a single unit investment trust of American Centurion Life Assurance Company (American Centurion Life) under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of New York.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:


SUBACCOUNT    INVESTS EXCLUSIVELY IN SHARES OF                                                              SHARES
------------------------------------------------------------------------------------------------------------------
ISI           AXP(R) Variable Portfolio - Bond Fund(1)                                                      84,370
ICR           AXP(R) Variable Portfolio - Capital Resource Fund                                             31,953
IMS           AXP(R) Variable Portfolio - Cash Management Fund                                              50,708
IIE           AXP(R) Variable Portfolio - International Fund                                                23,679
IMG           AXP(R) Variable Portfolio - Managed Fund                                                     171,696
IGD           AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                            10,636
IAG           AXP(R) Variable Portfolio - Strategy Aggressive Fund                                          50,281
IGN           AIM V.I. Core Equity Fund, Series I Shares                                                    41,396
IIN           AIM V.I. International Growth Fund, Series I Shares                                           15,600
IVA           AIM V.I. Premier Equity Fund, Series I Shares                                                 32,088
IIG           American Century(R) VP Income & Growth, Class I                                               61,067
IVL           American Century(R) VP Value, Class I                                                         32,749
ISB           Janus Aspen Series Balanced Portfolio: Institutional Shares                                  188,219
IWG           Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares                           27,385
IEQ           OpCap Equity Portfolio (previously OCC Accumulation Trust Equity Portfolio)                    4,682
IMD           OpCap Managed Portfolio (previously OCC Accumulation Trust Managed Portfolio)                 28,327
ISC           OpCap Small Cap Portfolio (previously OCC Accumulation Trust Small Cap Portfolio)              7,966
IUS           OpCap U.S. Government Income Portfolio (previously OCC Accumulation Trust
                U.S. Government Income Portfolio)                                                           93,699
IGR           Oppenheimer Capital Appreciation Fund/VA                                                      24,000
IHI           Oppenheimer High Income Fund/VA                                                               41,812
IDI           Putnam VT Diversified Income Fund - Class IA Shares                                           45,541
IPD           Putnam VT Diversified Income Fund - Class IB Shares                                           69,387
IGI           Putnam VT Growth and Income Fund - Class IA Shares                                            44,948
IPG           Putnam VT Growth and Income Fund - Class IB Shares                                            72,403
IHY           Putnam VT High Yield Fund - Class IA Shares                                                   59,888
IPH           Putnam VT High Yield Fund - Class IB Shares                                                   36,467
INO           Putnam VT New Opportunites Fund - Class IA Shares                                             20,406
IPV           Putnam VT Voyager Fund - Class IB Shares                                                      44,354



(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Bond Fund will change its name to AXP(R) Variable Portfolio - Diversified Bond Fund.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Centurion Life.

American Centurion Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      ACL VARIABLE ANNUITY ACCOUNT 2 -- ACL PERSONAL PORTFOLIO PLUS(2)/ACL
                               PERSONAL PORTFOLIO

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Centurion Life and may result in additional amounts being transferred into the variable annuity account by American Centurion Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

American Centurion Life is taxed as a life insurance company. The Account is treated as part of American Centurion Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.


3. VARIABLE ACCOUNT EXPENSES

American Centurion Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Centurion Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 1.25% of the average daily net assets of each subaccount.

American Centurion Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Centurion Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Centurion Life deducts a contract administrative charge of $30 per year. This charge reimburses American Centurion Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

5. WITHDRAWAL CHARGES

American Centurion Life will use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 7% may be deducted for withdrawals up to the first seven payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the product's prospectus. Charges by American Centurion Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $69,022 in 2002 and $51,756 in 2001. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Centurion Life.

6. RELATED PARTY TRANSACTIONS


Management fees were paid indirectly to IDS Life Insurance Company (IDS Life), in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services AgreemenT provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:


FUND                                                                               PERCENTAGE RANGE
---------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                              0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund                                  0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                                   0.510% to 0.440%
AXP(R) Variable Portfolio - International Fund                                     0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                                           0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                 0.630% to 0.570%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                               0.650% to 0.575%

      ACL VARIABLE ANNUITY ACCOUNT 2 -- ACL PERSONAL PORTFOLIO PLUS(2)/ACL
                               PERSONAL PORTFOLIO

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds.


                                                                              MAXIMUM                  MAXIMUM
                                                                            ADJUSTMENT               ADJUSTMENT
FUND                                                                  (PRIOR TO DEC. 1, 2002)   (AFTER DEC. 1, 2002)
--------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Capital Resource Fund                                N/A                     0.12%
AXP(R) Variable Portfolio - International Fund                                   N/A                     0.12%
AXP(R) Variable Portfolio - Managed Fund                                         N/A                     0.08%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                               N/A                     0.12%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                             N/A                     0.12%



IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable Portfolio - International Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                                              PERCENTAGE RANGE
--------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                             0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                                 0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                                  0.030% to 0.020%
AXP(R) Variable Portfolio - International Fund                                    0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                                          0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                0.050% to 0.030%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                              0.060% to 0.035%


The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:


SUBACCOUNT    INVESTMENT                                                                                 PURCHASES
------------------------------------------------------------------------------------------------------------------
ISI           AXP(R) Variable Portfolio - Bond Fund                                                      $ 114,389
ICR           AXP(R) Variable Portfolio - Capital Resource Fund                                            136,006
IMS           AXP(R) Variable Portfolio - Cash Management Fund                                              86,985
IIE           AXP(R) Variable Portfolio - International Fund                                                24,069
IMG           AXP(R) Variable Portfolio - Managed Fund                                                     752,753
IGD           AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                            30,921
IAG           AXP(R) Variable Portfolio - Strategy Aggressive Fund                                          63,094
IGN           AIM V.I. Core Equity Fund, Series I Shares                                                    89,279
IIN           AIM V.I. International Growth Fund, Series I Shares                                           19,626
IVA           AIM V.I. Premier Equity Fund, Series I Shares                                                 54,905
IIG           American Century(R) VP Income & Growth, Class I                                               40,777
IVL           American Century(R) VP Value, Class I                                                         52,068
ISB           Janus Aspen Series Balanced Portfolio: Institutional Shares                                  414,825
IWG           Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares                           62,371
IEQ           OpCap Equity Portfolio (previously OCC Accumulation Trust Equity Portfolio)                   15,855
IMD           OpCap Managed Portfolio (previously OCC Accumulation Trust Managed Portfolio)                 99,806
ISC           OpCap Small Cap Portfolio (previously OCC Accumulation Trust Small Cap Portfolio)             68,442
IUS           OpCap U.S. Government Income Portfolio (previously OCC Accumulation Trust
                U.S. Government Income Portfolio)                                                           88,356
IGR           Oppenheimer Capital Appreciation Fund/VA                                                     123,023
IHI           Oppenheimer High Income Fund/VA                                                               72,946
IDI           Putnam VT Diversified Income Fund - Class IA Shares                                           45,009
IPD           Putnam VT Diversified Income Fund - Class IB Shares                                           86,253
IGI           Putnam VT Growth and Income Fund - Class IA Shares                                            76,419
IPG           Putnam VT Growth and Income Fund - Class IB Shares                                           127,326
IHY           Putnam VT High Yield Fund - Class IA Shares                                                   73,547
IPH           Putnam VT High Yield Fund - Class IB Shares                                                   54,053
INO           Putnam VT New Opportunites Fund - Class IA Shares                                             30,486
IPV           Putnam VT Voyager Fund - Class IB Shares                                                      70,809


      ACL VARIABLE ANNUITY ACCOUNT 2 -- ACL PERSONAL PORTFOLIO PLUS(2)/ACL
                               PERSONAL PORTFOLIO

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                      ISI       ICR       IMS       IIE      IMG       IGD      IAG       IGN       IIN      IVA
                                    ----------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                    $  1.01   $  1.23   $  1.05   $ 1.18   $  1.17   $  1.34   $ 1.26   $  1.28   $  1.15   $ 1.25
At Dec. 31, 2001                    $  1.08   $  0.99   $  1.08   $ 0.83   $  1.03   $  1.10   $ 0.83   $  0.98   $  0.87   $ 1.08
At Dec. 31, 2002                    $  1.12   $  0.76   $  1.07   $ 0.67   $  0.89   $  0.85   $ 0.56   $  0.81   $  0.72   $ 0.74
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                        943       963        50      257     2,216       151      626       932       344      889
At Dec. 31, 2002                        794       650        47      231     2,318       155      511       866       270      703
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                    $ 1,014   $   956   $    54   $  214   $ 2,287   $   167   $  520   $   909   $   299   $  957
At Dec. 31, 2002                    $   889   $   496   $    51   $  155   $ 2,055   $   132   $  285   $   703   $   195   $  520
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       6.45%     0.30%     3.41%    1.24%     2.49%     0.23%    0.22%     0.05%     0.33%    0.13%
For the year ended Dec. 31, 2002       5.05%     0.51%     1.16%    1.00%     2.64%     0.51%      --      0.31%     0.50%    0.29%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%     1.40%     1.40%    1.40%     1.40%     1.40%    1.40%     1.40%     1.40%    1.40%
For the year ended Dec. 31, 2002       1.40%     1.40%     1.40%    1.40%     1.40%     1.40%    1.40%     1.40%     1.40%    1.40%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       6.93%   (19.51%)    2.86%  (29.66%)  (11.97%)  (17.91%) (34.13%)  (23.44%)  (24.35%) (13.60%)
For the year ended Dec. 31, 2002       3.70%   (23.23%)   (0.93%) (19.28%)  (13.59%)  (22.73%) (32.53%)  (17.35%)  (17.24%) (31.48%)
----------------------------------------------------------------------------------------------------------------------------------

                                      IIG       IVL       ISB      IWG       IEQ       IMD      ISC       IUS       IGR      IHI
                                    ----------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                    $  1.13   $  1.13   $  1.39   $ 1.51   $  1.13   $  1.22   $ 1.41   $  1.14   $  1.56   $ 1.02
At Dec. 31, 2001                    $  1.02   $  1.26   $  1.31   $ 1.16   $  1.03   $  1.15   $ 1.50   $  1.20   $  1.35   $ 1.02
At Dec. 31, 2002                    $  0.81   $  1.09   $  1.21   $ 0.85   $  0.80   $  0.94   $ 1.16   $  1.30   $  0.97   $ 0.99
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                        403       192     3,536      746       162     1,278      177       974       742      408
At Dec. 31, 2002                        389       184     3,214      677       149       989      148       812       657      318
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                    $   411   $   242   $ 4,620   $  864   $   168   $ 1,464   $  266   $ 1,168   $ 1,001   $  418
At Dec. 31, 2002                    $   315   $   200   $ 3,875   $  576   $   120   $   928   $  171   $ 1,052   $   639   $  314
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.78%     1.14%     2.70%    0.50%     0.69%     2.39%    0.78%     4.36%     0.58%    9.84%
For the year ended Dec. 31, 2002       1.10%     0.89%     2.38%    0.87%     0.90%     2.07%    0.08%     4.72%     0.63%   11.47%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%     1.40%     1.40%    1.40%     1.40%     1.40%    1.40%     1.40%     1.40%    1.40%
For the year ended Dec. 31, 2002       1.40%     1.40%     1.40%    1.40%     1.40%     1.40%    1.40%     1.40%     1.40%    1.40%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (9.73%)   11.50%    (5.76%) (23.18%)   (8.85%)   (5.74%)   6.38%     5.26%   (13.46%)   0.00%
For the year ended Dec. 31, 2002     (20.59%)  (13.49%)   (7.63%) (26.72%)  (22.33%)  (18.26%) (22.67%)    8.33%   (28.15%)  (2.94%)
----------------------------------------------------------------------------------------------------------------------------------

      ACL VARIABLE ANNUITY ACCOUNT 2 -- ACL PERSONAL PORTFOLIO PLUS(2)/ACL
                               PERSONAL PORTFOLIO

                                        IDI       IPD       IGI       IPG       IHY       IPH       INO       IPV
                                      -----------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $  0.98   $  1.01   $  1.30   $  1.13   $  0.89   $  0.98   $  1.57   $  1.50
At Dec. 31, 2001                      $  1.00   $  1.03   $  1.20   $  1.04   $  0.91   $  1.00   $  1.09   $  1.14
At Dec. 31, 2002                      $  1.05   $  1.08   $  0.96   $  0.83   $  0.90   $  0.98   $  0.75   $  0.83
-------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                          472       676     1,284     1,769       674       324       513     1,324
At Dec. 31, 2002                          372       546       878     1,621       473       263       317     1,116
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      $   472   $   698   $ 1,539   $ 1,844   $   615   $   323   $   557   $ 1,515
At Dec. 31, 2002                      $   389   $   588   $   843   $ 1,350   $   423   $   257   $   237   $   926
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         7.72%     6.95%     1.73%     1.58%    14.07%    13.47%       --        --
For the year ended Dec. 31, 2002         9.50%     9.20%     1.88%     1.60%    14.03%    13.18%       --      0.67%
-------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         1.40%     1.40%     1.40%     1.40%     1.40%     1.40%     1.40%     1.40%
For the year ended Dec. 31, 2002         1.40%     1.40%     1.40%     1.40%     1.40%     1.40%     1.40%     1.40%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         2.04%     1.98%    (7.69%)   (7.96%)    2.25%     2.04%   (30.57%)  (24.00%)
For the year ended Dec. 31, 2002         5.00%     4.85%   (20.00%)  (20.19%)   (1.10%)   (2.00%)  (31.19%)  (27.19%)
-------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

      ACL VARIABLE ANNUITY ACCOUNT 2 -- ACL PERSONAL PORTFOLIO PLUS(2)/ACL
                               PERSONAL PORTFOLIO

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN CENTURION LIFE ASSURANCE COMPANY

We have audited the accompanying balance sheets of American Centurion Life Assurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2002 and 2001, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Centurion Life Assurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.



                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Balance Sheets
December 31, (In thousands, except share amounts)                                                       2002          2001

Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value
      (amortized cost: 2002, $407,687; 2001, $379,679)                                               $428,661      $382,323
      Common stocks, at fair value (cost: 2002, $--; 2001, $17)                                            --            34
   Mortgage loans on real estate                                                                       49,046        39,434
                                                                                                       ------        ------
      Total investments                                                                               477,707       421,791
Cash and cash equivalents                                                                              22,589         7,751
Amounts recoverable from reinsurers                                                                     2,188         2,268
Accrued investment income                                                                               4,841         4,830
Deferred policy acquisition costs                                                                      15,618        16,878
Deferred income taxes, net                                                                                 --         3,091
Other assets                                                                                               84            84
Separate account assets                                                                                20,156        27,750
                                                                                                       ------        ------
Total assets                                                                                         $543,183      $484,443
                                                                                                     ========      ========
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                                $432,472      $383,265
      Traditional life insurance                                                                        1,560         1,615
      Disability income insurance                                                                          85            85
   Amounts due to brokers                                                                              15,412         9,952
   Deferred income taxes, net                                                                           1,864            --
   Other liabilities                                                                                    2,332         4,104
   Separate account liabilities                                                                        20,156        27,750
                                                                                                       ------        ------
         Total liabilities                                                                            473,881       426,771
Commitments and contingencies
Stockholder's equity:
   Capital stock, $10 par value per share; 100,000 shares authorized, issued and outstanding            1,000         1,000
   Additional paid-in capital                                                                          36,600        36,600
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                  12,540         1,271
   Retained earnings                                                                                   19,162        18,801
                                                                                                       ------        ------
         Total stockholder's equity                                                                    69,302        57,672
                                                                                                       ------        ------
Total liabilities and stockholder's equity                                                           $543,183      $484,443
                                                                                                     ========      ========

See accompanying notes to financial statements.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Statements of Income
Years ended December 31, (In thousands)                                                 2002            2001          2000
Revenues
Net investment income                                                                  $29,225        $25,877       $25,851
Contractholder charges                                                                     615            721           836
Mortality and expense risk and other fees                                                  404            414           404
Credit life insurance premiums                                                               1              1            50
Net realized loss on investments                                                        (5,529)        (8,722)       (1,835)
                                                                                        ------         ------        ------
   Total revenues                                                                       24,716         18,291        25,306
                                                                                        ------         ------        ------
Benefits and expenses
Interest credited on investment contracts                                               19,743         19,161        17,165
Amortization of deferred policy acquisition costs                                        2,742          2,009         1,691
Death and other benefits on investment contracts                                           (28)           (32)          139
Credit life insurance benefits                                                              --             --            13
Other operating expenses                                                                 1,682          1,999         2,062
                                                                                         -----          -----         -----
   Total benefits and expenses                                                          24,139         23,137        21,070
                                                                                        ------         ------        ------
Income (loss) before income taxes                                                          577         (4,846)        4,236
Income tax expense (benefit)                                                               216         (1,204)        2,011
                                                                                           ---         ------         -----
Net income (loss)                                                                      $   361        $(3,642)      $ 2,225
                                                                                       =======        =======       =======

See accompanying notes to financial statements.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Statements of Stockholder's Equity
                                                                                      Accumulated
                                                                                         other
                                                                       Additional    comprehensive                    Total
                                                           Capital       paid-in    income (loss),   Retained     stockholder's
For the three years ended December 31, 2002 (In thousands)  stock        capital      net of tax     earnings        equity
Balance, January 1, 2000                                   $1,000        $26,600      $(11,102)       $20,218       $36,716
Comprehensive income:
   Net income                                                  --             --            --          2,225         2,225
   Net unrealized holding gains on available-for-sale
      securities arising during the year, net of
      deferred policy acquisition costs of ($991),
      and income tax expense of $2,085                         --             --         3,873             --         3,873
   Reclassification adjustment for gains on
      available-for-sale securities included in net
      income, net of income tax expense of $67                 --             --           125             --           125
                                                           ------        -------      --------        -------       -------
   Other comprehensive income                                  --             --         3,998             --         3,998
                                                           ------        -------      --------        -------       -------
   Comprehensive income                                        --             --            --             --         6,223
                                                           ------        -------      --------        -------       -------

Balance, December 31, 2000                                  1,000         26,600        (7,104)        22,443        42,939
Comprehensive income:
   Net loss                                                    --             --            --         (3,642)       (3,642)
   Cumulative effect of adopting SFAS No.133, net of
   income tax benefit of $12                                   --             --           (24)            --           (24)
   Net unrealized holding gains on available-for-sale
      securities arising during the year, net of
      deferred policy acquisition costs of ($870),
      and income tax expense of $8,134                         --             --        15,106             --        15,106
   Reclassification adjustment for gains on
      available-for-sale securities included in net
      loss, net of income tax expense of $3,611                --             --        (6,707)            --        (6,707)
                                                           ------        -------      --------        -------       -------
   Other comprehensive income                                  --             --         8,375             --         8,375
                                                           ------        -------      --------        -------       -------
   Comprehensive income                                        --             --            --             --         4,733
   Capital contribution                                        --         10,000            --             --        10,000
                                                           ------        -------      --------        -------       -------

Balance, December 31, 2001                                  1,000         36,600         1,271         18,801        57,672
Comprehensive income:
   Net income                                                  --             --            --            361           361
   Net unrealized holding gains on available-for-sale
      securities arising during the year, net of
      deferred policy acquisition costs of ($975),
      and income tax expense of $4,177                         --             --         7,756             --         7,756
   Reclassification adjustment for losses on
      available-for-sale securities included in net
      income, net of income tax expense of $1,892              --             --         3,513             --         3,513
                                                           ------        -------      --------        -------       -------
   Other comprehensive income                                  --             --        11,269             --        11,269
                                                           ------        -------      --------        -------       -------
   Comprehensive income                                        --             --            --             --        11,630
                                                           ------        -------      --------        -------       -------
Balance, December 31, 2002                                 $1,000        $36,600      $ 12,540        $19,162       $69,302
                                                           ======        =======      ========        =======       =======

See accompanying notes to financial statements.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Statements of Cash Flows
Years ended December 31, (In thousands)                                                 2002            2001          2000

Cash flows from operating activities
Net income (loss)                                                                    $     361      $  (3,642)     $  2,225
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
   Change in amounts recoverable from reinsurers                                            80             44            77
   Change in accrued investment income                                                     (11)           652          (508)
   Change in deferred policy acquisition costs, net                                        285           (432)       (1,484)
   Change in other assets                                                                   --              3            (4)
   Change in liabilities for future policy benefits for traditional
   life and disability income insurance                                                    (55)            (1)          (37)
   Change in policy claims and other policyholder's funds                                1,823         (2,040)          929
   Deferred income taxes                                                                (1,115)        (3,169)         (383)
   Change in other liabilities                                                          (3,596)         3,863           (21)
   (Accretion of discount) amortization of premium, net                                   (684)            63          (156)
   Net realized loss on investments                                                      5,529          8,722         1,835
   Other, net                                                                              (31)           (57)          (36)
                                                                                      --------       --------       -------
      Net cash provided by operating activities                                          2,586          4,006         2,437
                                                                                      --------       --------       -------
Cash flows from investing activities

Held-to-maturity securities -- maturities                                                   --             --         5,643
Available-for-sale securities:
   Purchases                                                                          (146,462)      (145,713)      (51,739)
   Maturities                                                                           59,959         44,923        24,242
   Sales                                                                                53,790         54,619         4,558
Mortgage loans on real estate:
   Purchases                                                                           (13,325)       (14,819)      (14,075)
   Sales and repayments                                                                  3,584            689           313
Change in amounts due to or from brokers                                                 5,460         10,171          (219)
                                                                                      --------       --------       -------
      Net cash used in investing activities                                            (36,994)       (50,130)      (31,277)
                                                                                      --------       --------       -------
Cash flows from financing activities
Activity related to investment contracts:
   Considerations received                                                              58,264         51,562        51,970
   Surrenders and other benefits                                                       (28,761)       (34,967)      (39,335)
   Interest credited to account balances                                                19,743         19,161        17,165
Capital contribution                                                                        --         10,000            --
                                                                                      --------       --------       -------
      Net cash provided by financing activities                                         49,246         45,756        29,800
                                                                                      --------       --------       -------
Net increase (decrease) in cash and cash equivalents                                    14,838           (368)          960
Cash and cash equivalents at beginning of year                                           7,751          8,119         7,159
                                                                                      --------       --------       -------
Cash and cash equivalents at end of year                                             $  22,589      $   7,751      $  8,119
                                                                                     =========      =========      ========
Supplemental disclosures:
   Income taxes paid                                                                 $   4,297      $      --      $  2,677
   Interest on borrowings                                                                    3              2            96
                                                                                      --------       --------       -------

See accompanying notes to financial statements.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Notes to Financial Statements
(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

American Centurion Life Assurance Company (the Company) is a stock life insurance company that is domiciled in New York and licensed to transact insurance business in New York, Alabama and Delaware. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company.

The Company's principal product is deferred annuities, which are issued primarily to individuals who are New York residents. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company distributes its products on a direct response basis, primarily to American Express(R) cardmembers, and through financial institutions.

The Company's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion, and has adopted a practice whereby any higher current rate is guaranteed for a specified period. Under the Company's variable annuity products, the purchaser may choose among general account and separate account investment options. Separate account options include accounts investing in equities, bonds, managed funds and/or short term securities.

Basis of presentation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance as reconciled in Note 9. Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk and other fees and certain fee revenues from underlying non-proprietary mutual funds over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges. Mortality and expense risk fees are received from the variable annuity separate accounts.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized loss on investments within the Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) and secured loan trusts (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company's secured loan trusts are accounted for in accordance with EITF Issue 96-12 "Recognition of Interest Income and Balance Sheet Classification of Structured Notes."

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, including, for example, direct marketing costs, direct sales commissions, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The deferred acquisition costs
(DAC) for certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency rates, mortality rates, interest margins and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. During 2002, 2001, and 2000, unlocking adjustments were not significant.

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $22, $10 and $nil, respectively.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Liabilities for future policy benefits

Liabilities for fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5.2% to 6.9%, depending on year of issue, with an average rate of approximately 5.9%.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company provides contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The Company held no derivative positions during 2002 or 2001.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The adoption of SFAS No. 133 did not have a significant impact on the Company's financial position or results of operations.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements for VIEs existing at December 31, 2002, are fully effective for reporting periods beginning after June 15, 2003. An entity shall be subject to consolidation according to the provisions of FIN 46, if, by design, either (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) as a group, the holders of the equity investment at risk lack: (a) direct or indirect ability to make decisions about an entity's activities; (b) the obligation to absorb the expected losses of the entity if they occur; or (c) the right to receive the expected residual return of the entity if they occur. In general, FIN 46 will require a VIE to be consolidated when an enterprise has a variable interest that will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

It is likely that the Company will disclose additional information about VIEs when FIN 46 becomes effective in the third quarter of 2003. The entities primarily impacted by FIN 46 relate to secured loan trusts (SLTs) for which the Company has an 1.2% ownership interest in each of the SLT structures. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of up to $30,000 in high-yield loans. Currently, the underlying portfolio consists of $26,800 in high-yield loans with a market value of $24,000, which are managed by a related party. The SLTs have an adjusted cost basis of $6,100.

The Company continues to evaluate other relationships and interests in entities that may be considered VIEs. The impact of adopting FIN 46 on the Financial Statements is still being reviewed.

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of fixed maturity securities available-for-sale at December 31, 2002:

                                                                 Gross          Gross
                                                 Amortized    unrealized     unrealized       Fair
                                                   cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations           $  1,029       $    92         $   --      $  1,121
   Corporate bonds and obligations               176,254        12,713          1,586       187,381
   Structured investments                         18,775            12            398        18,389


   Mortgage and other asset-backed securities    211,629        10,196             55       221,770
                                                 -------        ------             --       -------
Total fixed maturity securities                 $407,687       $23,013         $2,039      $428,661
                                                ========       =======         ======      ========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                 Amortized       Fair
                                                   cost          value
Due within one year                             $  2,499      $  2,529
Due from one to five years                        54,427        58,004
Due from five to ten years                       114,245       122,062
Due in more than ten years                        24,887        24,297
Mortgage and other asset-backed securities       211,629       221,769
                                                 -------       -------
   Total                                        $407,687      $428,661
                                                ========      ========

The timing of actual receipts may differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31, 2001:

                                                                 Gross          Gross
                                                 Amortized    unrealized     unrealized       Fair
                                                   cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations           $  1,042        $   64         $   --      $  1,106
   Corporate bonds and obligations               199,454         4,483          2,912       201,025
   Structured investments                         20,028            --          1,308        18,720
   Mortgage and other asset-backed securities    159,155         2,927            610       161,472
Total fixed maturity securities                 $379,679        $7,474         $4,830      $382,323
                                                ========        ======         ======      ========
Common stocks                                   $     17        $   17         $   --      $     34
                                                ========        ======         ======      ========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $5,288 and net unrealized losses of $12 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $1,029 and $1,041, respectively, were on deposit with various states as required by law.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 90% of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $15.1 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                               2002           2001
AAA                                                    53%           50%
AA                                                      1             2
A                                                      13            10
BBB                                                    28            34
Below investment grade                                  5             4
                                                      ---           ---
   Total                                              100%          100%
                                                      ===           ===

At December 31, 2002, approximately 85% of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $53,790 and gross realized gains and losses of $2,198 and $4,339, respectively. Available-for-sale securities were sold during 2001 with proceeds of $54,619 and gross realized gains and losses of $472 and $4,121, respectively.
Available-for-sale securities were sold during 2000 with proceeds of $4,558 and gross realized gains and losses of $219 and $386, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $3,264, $4,878, and $1,640, respectively, due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized loss on investments in the Statements of Income. The 2001 realized losses and other-than-temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain on available-for-sale securities as of December 31, 2002 and 2001, was $20,974 and $2,661, respectively, with the $18,313 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the years ended December 31, 2001 and 2000, the change in net unrealized loss on available-for-sale securities was a decrease of $15,567 and $5,329, respectively.

During 2001, the Company recorded pretax losses of $10,350 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Statements of Income, $8,310 of these losses are included in Net realized losses on investments and $2,040 are included in Net investment income.

During 2001, the Company placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $14,942, into a securitization trust. In return, the company received $1,981 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $12,961. As of December 31, 2002, the retained interests had a carrying value of approximately $12,437, of which approximately $8,578 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 10% of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                  December 31, 2002             December 31,2001
                             On balance     Funding          On balance      Funding
Region                          sheet     commitments           sheet      commitments
Middle Atlantic                $ 5,106      $   --            $ 3,390         $--
East North Central               4,422          --              5,510          --
East South Central               2,963          --              3,060          --
Mountain                         8,810          --              7,862          --
Pacific                             --       5,200                 --          --
South Atlantic                   9,911          --              5,517          --
West North Central               9,721          --              8,407          --
West South Central               5,513         500              4,143          --
New England                      2,878          --              1,694          --
                               -------      ------            -------         ---
                                49,324       5,700             39,583          --
Less reserves for losses           278          --                149          --
                               -------      ------            -------         ---
Total                          $49,046      $5,700            $39,434         $--
                               =======      ======            =======         ===

                                  December 31, 2002             December 31, 2001
                             On balance     Funding          On balance      Funding
Property type                   sheet     commitments           sheet      commitments
Department/retail stores       $16,547      $2,622            $16,907         $--
Office buildings                17,790       3,078             14,911          --
Industrial buildings            11,260          --              4,014          --
Apartments                       1,246          --              2,274          --
Medical buildings                1,025          --                 --          --
Mixed use                        1,456          --              1,477          --
                               -------      ------            -------         ---
                                49,324       5,700             39,583          --
Less reserves for losses           278          --                149          --
                               -------      ------            -------         ---
   Total                       $49,046      $5,700            $39,434         $--
                               =======      ======            =======         ===

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company had no recorded investment in impaired loans. The average recorded investment in impaired loans for the years ended December 31, 2002, and 2001 was $nil.

The following table presents changes in the reserve for mortgage loan losses:

                                                 2002        2001        2000
Balance, January 1                               $149        $ 28        $--
Provision for mortgage loan losses                129         121         28
                                                  ---         ---         --
Balance, December 31                             $278        $149        $28
                                                 ----        ----        ---

Sources of investment income and realized losses on investments

Net investment income for the years ended December 31 is summarized as follows:

                                                2001        2001        2000
Income on fixed maturities                    $25,461     $23,875    $24,510
Income on mortgage loans on real estate         3,300       2,599      1,396
Other                                             767        (420)       398
                                              -------     -------    -------
                                               29,528      26,054     26,304
Less investment expenses                          303         177        453
                                              -------     -------    -------
Total                                         $29,225     $25,877    $25,851
                                              =======     =======    =======

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Net realized losses on investments for the years ended December 31 is summarized as follows:

                                                2002        2001        2000
Fixed maturities                              $(5,405)    $(8,527)   $(1,807)
Mortgage loans on real estate                    (129)       (121)       (28)
Other investments                                   5         (74)        --
                                              -------     -------    -------
   Total                                      $(5,529)    $(8,722)   $(1,835)
                                              =======     =======    =======

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31, consists of the following:

                                                2002        2001        2000
Federal income taxes:
   Current                                    $ 1,242     $ 1,165     $1,562
   Deferred                                    (1,115)     (3,169)      (383)
                                              -------     -------     ------
                                                  127      (2,004)     1,179
State income taxes -- current                      89         800        832
                                              -------     -------     ------
Income tax expense (benefit)                  $   216     $(1,204)    $2,011
                                              =======     =======     ======

Income tax expense (benefit) differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                     2001                  2000
                                                      Provision    Rate        Provision     Rate        Provision   Rate
Federal income taxes based on the statutory rate        $202       35.0%       $(1,696)     (35.0)%       $1,483     35.0%
Dividend exclusion                                        (6)       1.9             --         --             --       --
State tax, net                                            58      (17.4)           520       10.7            540     12.8
Other, net                                               (38)      11.1            (28)      (0.5)           (12)    (0.3)
                                                         ---       ----            ---       ----            ---     ----
Total income taxes                                      $216       30.6%       $(1,204)     (24.8)%       $2,011     47.5%
                                                        ====       ====        =======      =====         ======     ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                            2002       2001
Deferred income tax assets:
Policy reserves                                           $ 3,557     $4,212
   Investments                                              5,315      3,908
   Other                                                      370        109
                                                          -------     ------
Total deferred income tax assets                            9,242      8,229
                                                          -------     ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                        4,354      4,454
   Net unrealized gains on available-for-sale securities    6,752        684
                                                          -------     ------
Total deferred income tax liabilities                      11,106      5,138
                                                          -------     ------
Net deferred income tax (liabilities) assets              $(1,864)    $3,091
                                                          =======     ======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $34 and $38 as of December 31, 2002 and 2001, respectively (see Note 9 for a reconciliation of net income (loss) and stockholder's equity per the accompanying financial statements to statutory-basis net loss and surplus).

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of New York adopted the provisions of the revised manual with modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes to the Company's statutory-basis capital and surplus as of January 1, 2001 was not significant. Effective January 1, 2002 the state of New York adopted additional provisions of the revised manual. The impact of implementing these changes to the Company's statutory-basis capital and surplus as of January 1, 2002 was an increase of $462.

5. RELATED PARTY TRANSACTIONS

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $5, $5 and $4 in 2002, 2001 and 2000, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2002, 2001 and 2000 were $21, $24 and $23, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 2002, 2001 and 2000 were $nil.

Charges by IDS Life and AEFC for use of joint facilities, technology support, marketing services and other services aggregated $2,242, $1,998 and $2,842 for 2002, 2001 and 2000, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2002 and 2001 is $200 and $2,648, respectively, payable to IDS Life for federal income taxes.

6. LINES OF CREDIT

The Company has an available line of credit with AEFC of $10,000. The interest rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 or 2001.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

7. COMMITMENTS AND CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. The Company is a named defendant in one of the state filed lawsuits and the federal lawsuit. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits, including the one described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

The Company has an agreement whereby it ceded 100% of a block of individual life insurance and individual annuities to an unaffiliated company. At December 31, 2002 and 2001, traditional life insurance in-force aggregated $119,565 and $136,246, respectively, of which $119,565 and $136,011 were reinsured at the respective year-ends. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $1,258, $1,310 and $1,273 for the years ended December 31, 2002, 2001 and 2000, respectively. Reinsurance recovered from reinsurers amounted to $2,087, $336 and $(193) for the years ended December 31, 2002, 2001 and 2000, respectively. Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

At December 31, 2002, the Company had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

8. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded.

                                                                    2002                        2001
                                                         Carrying          Fair        Carrying        Fair
Financial Assets                                          amount           value        amount         value
Fixed maturities                                         $428,661       $428,661      $382,323      $382,323
Common stocks                                                  --             --            34            34
Mortgage loans on real estate                              49,046         55,004        39,434        41,306
Cash and cash equivalents                                  22,589         22,589         7,751         7,751
Separate account assets                                    20,156         20,156        27,750        27,750
                                                           ------         ------        ------        ------
Financial Liabilities
Future policy benefits for fixed annuities               $431,605       $420,984      $382,770      $371,017
Separate account liabilities                               20,156         19,317        27,750        26,693
                                                           ------         ------        ------        ------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $867 and $495 respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair values of deferred annuities and separate account liabilities are estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

9. STATUTORY ACCOUNTING PRACTICES

Reconciliations of net income (loss) for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                                                                        2002           2001           2000
Net income (loss), per accompanying financial statements                              $    361       $ (3,642)     $  2,225
Deferred policy acquisition costs                                                          290           (386)       (1,463)
Adjustments of future policy benefit liabilities                                          (574)         3,686        (7,537)
Deferred federal income tax benefit                                                     (1,433)        (3,169)         (383)
Interest maintenance reserve gain/loss transfer and amortization                           (95)         3,304           147
Deferred surrender charge                                                                 (433)          (275)          235
Other, net                                                                              (3,470)        (1,474)        1,590
                                                                                        ------         ------         -----
Statutory-basis net loss                                                              $ (5,354)      $ (1,956)     $ (5,186)
                                                                                      ========       ========      ========

Stockholder's equity, per accompanying financial statements                           $ 69,302       $ 57,672      $ 42,939
Deferred policy acquisition costs                                                      (15,618)       (16,878)      (17,316)
Adjustments of future policy benefit liabilities                                         5,804          6,455         2,768
Adjustments of reinsurance ceded reserves                                               (2,188)        (2,268)       (2,312)
Deferred federal income taxes                                                            2,326         (3,091)       (4,431)
Asset valuation reserve                                                                   (630)        (3,180)       (4,937)
Net unrealized (gain) loss on investments                                              (20,695)        (2,495)       12,934
Interest maintenance reserve                                                                --             --          (311)
Other, net                                                                              (4,549)         1,439        (2,591)
                                                                                        ------          -----        ------
Statutory-basis capital and surplus                                                   $ 33,752       $ 37,654      $ 26,743
                                                                                      ========       ========      ========

                                                               45066-20 J (5/03)

PART C.

Item 24. Financial Statements and Exhibits

(a)  Financial Statements included in Part B of this Registration Statement:


       ACL Variable Annuity Account 2 - American Centurion Life Personal Portfolio Plus(2)/American Centurion Life Personal Portfolio Variable Annuity

       Report of Independent Auditors dated March 21, 2003
       Statements of Assets and Liabilities as of Dec. 31, 2002
       Statements of Operations for the year ended Dec. 31, 2002
       Statements of Changes in Net Assets for the year ended Dec. 31, 2002 and the period ended Dec. 31, 2001
       Notes to Financial Statements

       American Centurion Life Assurance Company

       Report of Independent Auditors dated January 27, 2003
       Consolidated Balance Sheets as of Dec. 31, 2002 and 2001
       Consolidated Statements of Income for the years ended Dec. 31, 2002 and 2001 and 2000
       Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2002
       Consolidated Statements of Cash Flows for the years ended Dec. 31, 2002, 2001 and 2000
       Notes to Consolidated Financial Statements.

(b)  Exhibits:

1 Certificate establishing the ACL Variable Annuity Account 2 dated December 1, 1995, filed electronically as Exhibit 1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

1.2 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing 292 subaccounts dated February 5, 2003 filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

2.   Not applicable.

3.   Form of Variable Annuity  Distribution  Agreement filed  electronically  as
     Exhibit 3 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

4.1 Form of Flexible Payment Deferred Annuity Contract (form 45054), filed electronically as Exhibit 4.1 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

4.2 Form of Annuity Endorsement (form 45065) filed on or about June 22, 1998, filed electronically as Exhibit 4.2 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

5. Application for American Centurion Life Variable Annuity (form 45055), filed electronically as Exhibit 5.1 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

6.1 Amended and Restated By-Laws of American Centurion Life Assurance Company, filed electronically as Exhibit 6.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

6.2 Amended and Restated Articles of Incorporation of American Centurion Life Assurance Company, filed electronically as Exhibit 6.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

6.3 Emergency By-Laws of American Centurion Life Assurance Company, filed electronically as Exhibit 6.3 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

6.4 Amended and Restated By-Laws of American Centurion Life Assurance Company filed electronically as Exhibit 6.4 to the Initial Registration Statement No. 333-101051, filed on or about November 6, 2002, is incorporated herein by reference.

7.        Not applicable.

8.1 Copy of Amendment 1 to Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and American Centurion Life Assurance Company, dated October 14, 1998, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference. Copy of Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and American Centurion Life Assurance Company, dated April 30, 1997, filed electronically as Exhibit 8.1 to Pre-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.1 (a) Copy of Amendment No. 2 dated February 27, 2002 to Participation Agreement by and among Putnam Variable Insurance Trust, Putnam Retail Management, L.P. and American Centurion Life Assurance Company dated April 30, 1997 filed electronically as Exhibit 8.1(a) to Post-Effective Amendment No. 7 to Registration Statement No. 333-00519 is filed electronically herewith.

8.2 Copy of Amendment No. 1 to Participation Agreement by and among OCC Accumulation Trust, American Centurion Life Assurance Company and OCC Distributors, dated October 14, 1998, filed electronically as Exhibit
          8.2 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference. Copy of Participation Agreement by and among OCC Accumulation Trust and American Centurion Life Assurance Company and OCC Distributors, dated September 17, 1997, filed electronically as
          Exhibit 8.2 to Pre-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.3 Form of Extension of Participation Agreement Termination date among American Centurion Life Assurance Company, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series and G.T. Global Inc., dated October 20, 1998, and Copy of Notice of Termination of Participation Agreement among American Centurion Life Assurance Company, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series and G.T. Global, Inc., dated August 25, 1998, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference. Copy of Participation Agreement among American Centurion Life Assurance Company and GT Global Variable Investment Trust and GT Global Variable Investment Series and GT Global, Inc., dated May 30, 1997, filed electronically as Exhibit 8.3 to Pre-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.4 Copy of Amendment No. 1 to Fund Participation Agreement, by and among American Centurion Life Assurance Company, American Century Investment Management, Inc. and American Century Variable Portfolios Inc., dated August 21, 1998, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference. Copy of Participation Agreement by and among American Centurion Life Assurance Company, TCI Portfolios, Inc. and Investors Research Corporation, dated July 31, 1996, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 333-00041, is incorporated herein by reference.

8.5 Copy of Amendment to Participation Agreement dated October 23, 1996 between Janus Aspen Series and American Centurion Life Assurance Company, amendment dated October 8, 1997, filed electronically as
          Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference. Copy of Participation Agreement between Janus Aspen Series and American Centurion Life Assurance Company, dated October 23, 1997, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 333-00041, is incorporated herein by reference.

8.5 (a) Copy of Amendment dated July 27, 2001 to Participation Agreement by and among Janus Aspen Series and American Centurion Life Assurance Company dated October 23, 1996 filed electronically as Exhibit 8.5 (a) to Post-Effective Amendment No. 7 to Registration Statement No. 333-00519 is filed electronically herewith.

8.6 Copy of Participation Agreement among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Centurion Life Assurance Company and American Express Financial Advisors Inc., dated October 30, 1997, filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.7 Copy of Participation Agreement among Oppenhiemer Variable Account Funds, Oppenheimer Funds, Inc., and American Centurion Life Assurance Company, dated September 4, 1998, filed electronically to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.      Consent of Independent Auditors is filed electronically herewith.

11.      None.

12.      Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

14.1 Power of Attorney to sign Amendments to this Registration Statement, dated April 25, 2001, filed electronically as Exhibit 14 to Post-Effective Amendment No. 6 to Registration Statement No. 333-00519 on April 27, 2001, is incorporated by reference.

14.2 Power of Attorney to sign Amendments to this Registration Statement, dated November 5, 2002, filed electronically as Exhibit 15.2 to Initial Registration Statement No. 333-101051, filed on or about November 6, 2002, is incorporated by reference.

14.3 Power of Attorney to sign Amendments to this Registration Statement, dated April 17, 2003, filed electronically as Exhibit 14.3 to Post-Effective Amendment No. 1 to Registration Statement No. 333-101051 or April 24, 2003, is incorporated by reference.


Item 25. Directors and Officers of the Depositor (American Centurion Life Assurance Company)

Name                            Principal Business Address*             Positions and Offices with Depositor
------------------------------- --------------------------------------- ------------------------------------------

Gumer C. Alvero                                                         Director, Vice President - Annuities


Timothy V. Bechtold                                                     Director, President and Chief Executive
                                                                        Officer

Maureen A. Buckley              20 Madison Ave. Extension               Director, Vice President, Chief
                                P.O. Box 5555                           Operating Officer, Consumer Affairs
                                Albany, NY  12205-0555                  Officer and Claims Officer

Rodney P. Burwell               Xerxes Corporation                      Director
                                7901 Xerxes Ave. So.
                                Suite 201
                                Bloomington, MN 55431-1253

Robert R. Grew                  Carter, Ledyard & Milburn               Director
                                2 Wall Street
                                New York, NY  10005-2072

Lorraine R. Hart                                                        Vice President-Investments


Carol A. Holton                                                         Director


Jean B. Keffeler                3424 Zenith Ave. So.                    Director
                                Minneapolis, MN  55416

Eric L. Marhoun                                                         Director, General Counsel and Secretary


Thomas R. McBurney              4900 IDS Center                         Director
                                80 South Eighth Street
                                Minneapolis, MN  55402

Jeryl A. Millner                                                        Vice President and Controller


Mary Ellyn Minenko                                                      Counsel and Assistant Secretary


Thomas V. Nicolosi              American Express                        Director
                                Financial Advisors Inc.
                                Suite 220
                                500 Mamaroneck Avenue
                                Harrison, NY  10528

Stephen P. Norman               90 Hudson Street                        Director
                                Jersey City, NJ  07032

Teresa J. Rasmussen                                                     Counsel and Assistant Secretary


Richard M. Starr                40 Wall Street                          Director
                                New York, NY  10005

John T. Sweeney                                                         Vice President - Finance


Michael R. Woodward             32 Ellicot St.                          Director
                                Suite 100
                                Batavia, NY  14020

* Unless otherwise noted, the principal business address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage                                                      Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency - WI                           Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas                                                   Arkansas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company Investors Syndicate Development Corporation             Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 27. Number of Contract owners

          As of March 31, 2003, there were 790 contract owners of qualified and non-qualified contracts.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters
         Item 29(a) and 29(b)

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California Tax-Exempt Trust; AXP Dimensions Series, Inc.; AXP Discovery Series, Inc.; AXP Equity Series, Inc.; AXP Fixed Income Series, Inc.; AXP Global Series, Inc.; AXP Government Income Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP High Yield Tax-Exempt Series, Inc.; AXP Income Series, Inc.; AXP International Series, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP Partners Series, Inc.; AXP Partners International Series, Inc.; AXP Progressive Series, Inc.; AXP Sector Series, Inc.; AXP Selected Series, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Series, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; American Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:


         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Ruediger Adolf                                 Senior Vice President

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Asset Management

         John M. Baker                                  Vice President - Plan
                                                        Sponsor Services

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President - Finance

         Walter S. Berman                               Director, Senior Vice President -
                                                        and Chief Financial Officer

         Robert C. Bloomy                               Vice President - Technologies

         Leslie H. Bodell                               Vice President - Technologies

         Paul V. Bruce                                  Vice President - Compliance

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         Suite 200, 3500 Market                         New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - Relationship
                                                        Leader Retail Distribution Services

         James M. Cracchiolo                            Director, Chairman, President and
                                                        Chief Executive Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President -
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                                 Group Vice President -
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                               Group Vice President -
         Two Datran Center                              Eastern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning

         Gordon M. Fines                                Vice President - Mutual
                                                        Fund Equity Investments

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Services

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Brenda H. Fraser                               Executive Vice President -
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President -
                                                        Investment
                                                        Administration

         Gary W. Gassmann                               Group Vice President -
                                                        Detroit Metro

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President -
                                                        Insurance Investments

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President
         Suite 150                                      and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Henry Heitman                                  Vice President - Brokerage
                                                        Development

         Jon E. Hjelm                                   Group Vice President -
         319 Southbridge Street                         Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry                           Group Vice President -
         30 Burton Hills Blvd.                          Mid South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                                Vice President - Third
                                                        Party Distribution

         Claire L. Huang                                Senior Vice President - Retail
                                                        Marketing

         Debra A. Hutchinson                            Vice President -
                                                        Relationship Leader

         Diana R. Iannarone                             Group Vice President -
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -

         James M. Jensen                                Vice President -
                                                        Advice and
                                                        Retail Distribution
                                                        Group, Product,
                                                        Compensation and Field
                                                        Administration

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Nancy E. Jones                                 Vice President - Business
                                                        Development

         William A. Jones                               Vice President - Technologies

         John C. Junek                                  Senior Vice President,
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services
                                                        and Chief of Staff

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      North Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Service
                                                        Quality

         Mitre Kutanovski                               Group Vice President -
         Suite 680                                      Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                                 Vice President -
                                                        Brokerage and Direct
                                                        Services

         Daniel E. Laufenberg                           Vice President and Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - New
                                                        Business Development and
                                                        Marketing

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Services

         Judd K. Lohmann                                Treasurer

         Diane D. Lyngstad                              Vice President - Lead Financial
                                                        Officer, U.S. Retail Group

         Thomas A. Mahowald                             Vice President and Director of
                                                        Equity Research

         Timothy J. Masek                               Vice President and
                                                        Director of Fixed Income
                                                        Research

         Penny Mazal                                    Vice President - Business
                                                        Transformation

         Mark T. McGannon                               Vice President and General
                                                        Sales Manager - AEFA Products

         Brian J. McGrane                               Vice President - LFO Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Wrap and Trust
                                                        Products

         Timothy S. Meehan                              Secretary

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Jeryl A. Millner                               Vice President - LFO, Insurance,
                                                        Annuities and Certificates

         Barry J. Murphy                                Executive Vice President -
                                                        U.S. Retail Group

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
                                                        Southern New England

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Kris Petersen                                  Vice President - SPS and
                                                        External Products

         John G. Poole                                  Group Vice President -
         Westview Place, #200                           Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141


         Larry M. Post                                  Group Vice President -
         One Tower Bridge                               New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                               Vice President and
                                                        Assistant General Counsel

         Teresa J. Rasmussen                            Vice President and
                                                        Assistant General Counsel

         Ralph D. Richardson III                        Group Vice President -
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Daniel J. Rivera                               Vice President - Senior
                                                        Portfolio Manager

         ReBecca K. Roloff                              Senior Vice President -
                                                        Field Management and
                                                        Financial Advisory
                                                        Services

         Stephen W. Roszell                             Senior Vice President -
                                                        Institutional

         Maximillian G. Roth                            Group Vice President -
         Suite 201 S. IDS Ctr                           Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304


         Russell L. Scalfano                            Group Vice President -
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Client Development
                                                        and Migration

         Peter B. Schofield                             Vice President - Auditing

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing

         Albert L. Soule                                Group Vice President

         Bridget Sperl                                  Senior Vice President -
                                                        Client Service

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                                Vice President -
                                                        Marketing Offer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller

         Lois A. Stilwell                               Group Vice President -
         Suite 433                                      Greater Minnesota
         9900 East Bren Rd.                             Area/Iowa
         Minnetonka, MN  55343

         Caroline Stockdale-Boon                        Senior Vice President - Relationship
                                                        Leader of Human Resources

         Jeffrey J. Stremcha                            Vice President -
                                                        Information Resource
                                                        Management/ISD

         John T. Sweeney                                Vice President - Lead Financial
                                                        Officer, Products

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         Suite 425                                      Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         William F. Truscott                            Senior Vice President -
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Marketing

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne Wilson                                  Vice President - Insurance
                                                        Operations

         Michael D. Wolf                                Vice President - Senior
                                                        Portfolio Manager

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                              Vice President -
                                                        Brokerage Marketing

         Rande L. Zellers                               Group Vice President -
         1 Galleria Blvd., Suite 1900                   Delta States
         Metairie, LA  70001

* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.


Item 29(c).

                     Net
Name of Principal    Underwriting     Compensation     Brokerage
Underwriter          Discounts and    on Redemption    Commissions  Compensation
                     Commissions
American Express      $55,378             None             None         None
Financial Advisors
Inc.

Item 30. Location of Accounts and Records

                  American Centurion Life Assurance Company
                  20 Madison Avenue Extension
                  Albany, NY  12203

Item 31. Management Services

                  Not applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Centurion Life Contract Owner Service at the address or phone number listed in the prospectus.

(d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Centurion Life Assurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 30th day of April, 2003.

                               ACL VARIABLE ANNUITY ACCOUNT 2
                               (Registrant)

                               By American Centurion Life Assurance Company
                               (Depositor)

                               By /s/  Timothy V. Bechtold*
                                       --------------------
                                       Timothy V. Bechtold
                                       President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 30th day of April, 2003.

Signature                            Title

/s/ Gumer C. Alvero*                 Director
    ----------------------
    Gumer C. Alvero

/s/ Timothy V. Bechtold*             Director, President and Chief Executive
    ----------------------           Officer
    Timothy V. Bechtold              (Principal Executive Officer)

/s/ Maureen A. Buckley*              Director
    ----------------------
    Maureen A. Buckley

/s/ Rodney P. Burwell*               Director
    ----------------------
    Rodney P. Burwell

/s/ Robert R. Grew*                  Director
    ----------------------
    Robert R. Grew

/s/ Carol A. Holton*                 Director
    ----------------------
    Carol A. Holton

/s/ Jean B. Keffeler*                Director
    ----------------------
    Jean B. Keffeler

/s/ Eric L. Marhoun*                 Director
    ----------------------
    Eric L. Marhoun

/s/ Jeryl A. Millner*                Vice President and Controller
    ----------------------           (Principal Financial Officer)
    Jeryl A. Millner                 (Principal Accounting Officer)

/s/ Thomas R. McBurney*              Director
    ----------------------
    Thomas R. McBurney

/s/ Thomas V. Nicolosi*              Director
    ----------------------
    Thomas V. Nicolosi

/s/ Stephen P. Norman*               Director
    ----------------------
    Stephen P. Norman

/s/ Richard M. Starr*                Director
    ----------------------
    Richard M. Starr


* Signed pursuant to Power of Attorney, dated April 17, 2003, filed electronically as Exhibit 14.3. to Post-Effective Amendment No. 1 to Registration Statement No. 333-101051 on April 24, 2003 is incorporated by reference.


By: /s/ James M. Odland
    -------------------
        James M. Odland

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 8
                     TO REGISTRATION STATEMENT NO. 333-00519

This Amendment to the Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements

Part C.

         Other Information.

         The signatures.

         Exhibits